MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (5.8%)
Activision Blizzard, Inc.	145	6,602
Alphabet, Inc. Cl A*	57	67,083
Alphabet, Inc. Cl C*	59	69,225
AT&T, Inc.	1,390	43,590
CBS Corp. Cl B	66	3,137
CenturyLink, Inc.	181	2,170
Charter Communications, Inc. Cl A*	34	11,795
Comcast Corp. Cl A	854	34,143
Discovery, Inc. Cl A*	29	784
Discovery, Inc. Cl C*	68	1,728
DISH Network Corp. Cl A*	43	1,363
Electronic Arts, Inc.*	57	5,793
Facebook, Inc. Cl A*	453	75,511
Fox Corp. Cl A*	66	2,423
Fox Corp. Cl B*	32	1,148
Interpublic Group of Cos., Inc.	72	1,513
Netflix, Inc.*	84	29,951
News Corp. Cl A	72	896
News Corp. Cl B	23	287
Omnicom Group, Inc.	43	3,139
Take-Two Interactive Software, Inc.*	20	1,887
TripAdvisor, Inc.*	20	1,029
Twitter, Inc.*	138	4,537
Verizon Communications, Inc.	786	46,476
Viacom, Inc. Cl B	68	1,909
Walt Disney Co.	335	37,195

		455,314

CONSUMER DISCRETIONARY (5.8%)
Advance Auto Parts, Inc.	14	2,387
Amazon.com, Inc.*	77	137,118
Aptiv PLC	50	3,975
AutoZone, Inc.*	5	5,121
Best Buy Co., Inc.	45	3,198
Booking Hldgs., Inc.*	9	15,704
BorgWarner, Inc.	38	1,460
Capri Hldgs. Ltd.*	29	1,327
CarMax, Inc.*	32	2,234
Carnival Corp.	75	3,804
Chipotle Mexican Grill, Inc. Cl A*	5	3,552
Darden Restaurants, Inc.	23	2,794
Dollar General Corp.	50	5,965
Dollar Tree, Inc.*	45	4,727
DR Horton, Inc.	63	2,607
eBay, Inc.	165	6,128
Expedia Group, Inc.	23	2,737
Foot Locker, Inc.	23	1,394
Ford Motor Co.	743	6,524
Gap, Inc.	41	1,073
Garmin Ltd.	23	1,986
General Motors Co.	249	9,238
Genuine Parts Co.	27	3,025
H&R Block, Inc.	38	910
Hanesbrands, Inc.	68	1,216
Harley-Davidson, Inc.	32	1,141
Hasbro, Inc.	23	1,955
Hilton Worldwide Hldgs., Inc.	57	4,737
Home Depot, Inc.	215	41,256
Kohl’s Corp.	32	2,201

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

L Brands, Inc.	43	1,186
Leggett & Platt, Inc.	25	1,055
Lennar Corp. Cl A	54	2,651
LKQ Corp.*	59	1,674
Lowe’s Cos., Inc.	152	16,639
Macy’s, Inc.	59	1,418
Marriott International, Inc. Cl A	54	6,755
Mattel, Inc.*	66	858
McDonald’s Corp.	145	27,535
MGM Resorts International	97	2,489
Mohawk Industries, Inc.*	11	1,388
Newell Brands, Inc.	75	1,150
NIKE, Inc. Cl B	240	20,210
Nordstrom, Inc.	20	888
Norwegian Cruise Line Hldgs. Ltd.*	41	2,253
O’Reilly Automotive, Inc.*	16	6,213
PulteGroup, Inc.	48	1,342
PVH Corp.	14	1,707
Ralph Lauren Corp. Cl A	9	1,167
Ross Stores, Inc.	70	6,517
Royal Caribbean Cruises Ltd.	32	3,668
Starbucks Corp.	235	17,470
Tapestry, Inc.	54	1,754
Target Corp.	100	8,026
Tiffany & Co.	20	2,111
TJX Cos., Inc.	235	12,504
Tractor Supply Co.	23	2,248
Ulta Beauty, Inc.*	11	3,836
Under Armour, Inc. Cl A*	36	761
Under Armour, Inc. Cl C*	36	679
VF Corp.	61	5,302
Whirlpool Corp.	11	1,462
Wynn Resorts Ltd.	18	2,148
Yum! Brands, Inc.	59	5,889

		454,447

CONSUMER STAPLES (4.2%)
Altria Group, Inc.	353	20,273
Archer-Daniels-Midland Co.	106	4,572
Brown-Forman Corp. Cl B	32	1,689
Campbell Soup Co.	36	1,373
Church & Dwight Co., Inc.	48	3,419
Clorox Co.	25	4,011
Coca-Cola Co.	731	34,255
Colgate-Palmolive Co.	163	11,172
Conagra Brands, Inc.	93	2,580
Constellation Brands, Inc. Cl A	32	5,611
Costco Wholesale Corp.	84	20,340
Coty, Inc. Cl A	86	989
Estee Lauder Cos., Inc. Cl A	41	6,788
General Mills, Inc.	113	5,848
Hershey Co.	25	2,871
Hormel Foods Corp.	52	2,327
JM Smucker Co.	20	2,330
Kellogg Co.	48	2,754
Kimberly-Clark Corp.	66	8,177
Kraft Heinz Co.	118	3,853
Kroger Co.	152	3,739
Lamb Weston Hldgs., Inc.	27	2,023
McCormick & Co., Inc.	23	3,464
Molson Coors Brewing Co. Cl B	36	2,147
Mondelez International, Inc. Cl A	274	13,678
Monster Beverage Corp.*	75	4,093
PepsiCo, Inc.	267	32,721

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

Philip Morris International, Inc.	292	25,810
Procter & Gamble Co.	475	49,424
Sysco Corp.	91	6,075
Tyson Foods, Inc. Cl A	57	3,957
Walgreens Boots Alliance, Inc.	152	9,617
Walmart, Inc.	269	26,236

		328,216

ENERGY (3.1%)
Anadarko Petroleum Corp.	95	4,321
Apache Corp.	72	2,495
Baker Hughes, a GE Co. Cl A	97	2,689
Cabot Oil & Gas Corp.	82	2,140
Chevron Corp.	362	44,591
Cimarex Energy Co.	20	1,398
Concho Resources, Inc.	38	4,216
ConocoPhillips	215	14,349
Devon Energy Corp.	84	2,651
Diamondback Energy, Inc.	29	2,944
EOG Resources, Inc.	111	10,565
Exxon Mobil Corp.	806	65,125
Halliburton Co.	165	4,834
Helmerich & Payne, Inc.	20	1,111
Hess Corp.	48	2,891
HollyFrontier Corp.	32	1,577
Kinder Morgan, Inc.	369	7,384
Marathon Oil Corp.	156	2,607
Marathon Petroleum Corp.	129	7,721
National Oilwell Varco, Inc.	72	1,918
Noble Energy, Inc.	91	2,250
Occidental Petroleum Corp.	143	9,467
ONEOK, Inc.	77	5,378
Phillips 66	79	7,518
Pioneer Natural Resources Co.	32	4,873
Schlumberger Ltd.	265	11,546
TechnipFMC PLC	82	1,929
Valero Energy Corp.	79	6,702
Williams Cos., Inc.	231	6,634

		243,824

FINANCIALS (9.0%)
Affiliated Managers Group, Inc.	9	964
Aflac, Inc.	143	7,150
Allstate Corp.	63	5,933
American Express Co.	131	14,318
American International Group, Inc.	165	7,105
Ameriprise Financial, Inc.	25	3,203
Aon PLC	45	7,682
Arthur J. Gallagher & Co.	34	2,655
Assurant, Inc.	11	1,044
Bank of America Corp.	1,707	47,096
Bank of New York Mellon Corp.	168	8,472
BB&T Corp.	145	6,747
Berkshire Hathaway, Inc. Cl B*	369	74,128
BlackRock, Inc. Cl A	23	9,830
Brighthouse Financial, Inc.*	23	835
Capital One Financial Corp.	88	7,189
Cboe Global Markets, Inc.	20	1,909
Charles Schwab Corp.	226	9,664
Chubb Ltd.	86	12,047
Cincinnati Financial Corp.	29	2,491
Citigroup, Inc.	446	27,750
Citizens Financial Group, Inc.	88	2,860
CME Group, Inc. Cl A	68	11,191
Comerica, Inc.	32	2,346

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

Discover Financial Svcs.	63	4,483
E*TRADE Financial Corp.	48	2,229
Everest Re Group Ltd.	9	1,944
Fifth Third Bancorp	145	3,657
First Republic Bank	32	3,214
Franklin Resources, Inc.	57	1,889
Goldman Sachs Group, Inc.	66	12,671
Hartford Financial Svcs. Group, Inc.	68	3,381
Huntington Bancshares, Inc.	199	2,523
Intercontinental Exchange, Inc.	109	8,299
Invesco Ltd.	75	1,448
iShares Core S&P 500 ETF*	464	132,036
Jefferies Financial Group, Inc.	50	940
JPMorgan Chase & Co.	623	63,066
KeyCorp	192	3,024
Lincoln National Corp.	38	2,231
Loews Corp.	52	2,492
M&T Bank Corp.	27	4,240
Marsh & McLennan Cos., Inc.	95	8,921
MetLife, Inc.	181	7,705
Moody’s Corp.	32	5,795
Morgan Stanley	247	10,423
MSCI, Inc. Cl A	16	3,181
Nasdaq, Inc.	23	2,012
Northern Trust Corp.	41	3,707
People’s United Financial, Inc.	74	1,217
PNC Financial Svcs. Group, Inc.	86	10,549
Principal Financial Group, Inc.	50	2,510
Progressive Corp.	111	8,002
Prudential Financial, Inc.	77	7,075
Raymond James Financial, Inc.	25	2,010
Regions Financial Corp.	195	2,759
S&P Global, Inc.	48	10,106
State Street Corp.	72	4,738
SunTrust Banks, Inc.	84	4,977
SVB Financial Group*	9	2,001
Synchrony Financial	125	3,988
T Rowe Price Group, Inc.	45	4,505
Torchmark Corp.	20	1,639
Travelers Cos., Inc.	50	6,858
U.S. Bancorp	285	13,734
Unum Group	41	1,387
Wells Fargo & Co.	777	37,545
Willis Towers Watson PLC	25	4,391
Zions Bancorporation	36	1,635

		701,746

HEALTH CARE (8.2%)
Abbott Laboratories	331	26,460
AbbVie, Inc.	276	22,243
ABIOMED, Inc.*	9	2,570
Agilent Technologies, Inc.	59	4,742
Alexion Pharmaceuticals, Inc.*	43	5,813
Align Technology, Inc.*	14	3,981
Allergan PLC	59	8,638
AmerisourceBergen Corp. Cl A	29	2,306
Amgen, Inc.	118	22,418
Anthem, Inc.	48	13,775
Baxter International, Inc.	91	7,399
Becton Dickinson & Co.	50	12,486
Biogen, Inc.*	38	8,982
Boston Scientific Corp.*	263	10,094
Bristol-Myers Squibb Co.	310	14,790
Cardinal Health, Inc.	57	2,745

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

Celgene Corp.*	134	12,642
Centene Corp.*	79	4,195
Cerner Corp.*	61	3,490
Cigna Corp.	72	11,579
Cooper Cos., Inc.	9	2,665
CVS Health Corp.	247	13,321
Danaher Corp.	120	15,842
DaVita, Inc.*	25	1,357
DENTSPLY SIRONA, Inc.	41	2,033
Edwards Lifesciences Corp.*	38	7,271
Eli Lilly & Co.	73	9,472
Gilead Sciences, Inc.	242	15,732
HCA Healthcare, Inc.	52	6,780
Henry Schein, Inc.*	29	1,743
Hologic, Inc.*	52	2,517
Humana, Inc.	25	6,650
IDEXX Laboratories, Inc.*	16	3,578
Illumina, Inc.*	27	8,389
Incyte Corp.*	34	2,924
Intuitive Surgical, Inc.*	20	11,412
IQVIA Hldgs., Inc.*	29	4,172
Johnson & Johnson	507	70,874
Laboratory Corp. of America Hldgs.*	18	2,754
McKesson Corp.	36	4,214
Medtronic PLC	254	23,134
Merck & Co., Inc.	489	40,670
Mettler-Toledo International, Inc.*	5	3,615
Mylan NV*	97	2,749
Nektar Therapeutics Cl A*	34	1,142
PerkinElmer, Inc.	20	1,927
Perrigo Co. PLC	25	1,204
Pfizer, Inc.	1,053	44,721
Quest Diagnostics, Inc.	25	2,248
Regeneron Pharmaceuticals, Inc.*	14	5,749
ResMed, Inc.	27	2,807
Stryker Corp.	59	11,654
Teleflex, Inc.	9	2,719
Thermo Fisher Scientific, Inc.	77	21,076
UnitedHealth Group, Inc.	183	45,249
Universal Health Svcs., Inc. Cl B	16	2,140
Varian Medical Systems, Inc.*	18	2,551
Vertex Pharmaceuticals, Inc.*	48	8,830
Waters Corp.*	14	3,524
WellCare Health Plans, Inc.*	9	2,428
Zimmer Biomet Hldgs., Inc.	38	4,853
Zoetis, Inc. Cl A	91	9,161

		639,199

INDUSTRIALS (5.4%)
3M Co.	109	22,648
Alaska Air Group, Inc.	23	1,291
Allegion PLC	18	1,633
American Airlines Group, Inc.	77	2,445
AMETEK, Inc.	43	3,568
AO Smith Corp.	27	1,440
Arconic, Inc.	82	1,567
Boeing Co.	97	36,998
Caterpillar, Inc.	111	15,039
CH Robinson Worldwide, Inc.	25	2,175
Cintas Corp.	16	3,234
Copart, Inc.*	38	2,302
CSX Corp.	147	10,998
Cummins, Inc.	27	4,262
Deere & Co.	61	9,750

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

Delta Air Lines, Inc.	118	6,095
Dover Corp.	27	2,533
Eaton Corp. PLC	82	6,606
Emerson Electric Co.	118	8,079
Equifax, Inc.	23	2,725
Expeditors International of Washington, Inc.	32	2,429
Fastenal Co.	54	3,473
FedEx Corp.	45	8,163
Flowserve Corp.	25	1,128
Fluor Corp.	27	994
Fortive Corp.	57	4,782
Fortune Brands Home & Security, Inc.	27	1,285
General Dynamics Corp.	52	8,803
General Electric Co.	1,646	16,444
Harris Corp.	23	3,673
Honeywell International, Inc.	138	21,931
Huntington Ingalls Industries, Inc.	9	1,865
IHS Markit Ltd.*	68	3,698
Illinois Tool Works, Inc.	59	8,468
Ingersoll-Rand PLC	48	5,182
Jacobs Engineering Group, Inc.	23	1,729
JB Hunt Transport Svcs., Inc.	16	1,621
Johnson Controls International PLC	172	6,354
Kansas City Southern	18	2,088
L-3 Technologies, Inc.	14	2,889
Lockheed Martin Corp.	48	14,408
Masco Corp.	57	2,241
Nielsen Hldgs. PLC	68	1,610
Norfolk Southern Corp.	52	9,718
Northrop Grumman Corp.	32	8,627
PACCAR, Inc.	66	4,497
Parker-Hannifin Corp.	25	4,290
Pentair PLC	32	1,424
Quanta Svcs., Inc.	27	1,019
Raytheon Co.	52	9,468
Republic Svcs., Inc. Cl A	41	3,296
Robert Half International, Inc.	23	1,499
Rockwell Automation, Inc.	23	4,036
Rollins, Inc.	27	1,124
Roper Technologies, Inc.	20	6,839
Snap-on, Inc.	11	1,722
Southwest Airlines Co.	95	4,931
Stanley Black & Decker, Inc.	29	3,949
Textron, Inc.	45	2,280
TransDigm Group, Inc.*	9	4,086
Union Pacific Corp.	136	22,739
United Continental Hldgs., Inc.*	43	3,431
United Parcel Svcs., Inc. Cl B	131	14,638
United Rentals, Inc.*	16	1,828
United Technologies Corp.	154	19,849
Verisk Analytics, Inc. Cl A	32	4,256
Wabtec Corp.	25	1,843
Waste Management, Inc.	75	7,793
WW Grainger, Inc.	9	2,708
Xylem, Inc.	34	2,687

		425,223

INFORMATION TECHNOLOGY (12.1%)
Accenture PLC Cl A	120	21,122
Adobe, Inc.*	93	24,784
Advanced Micro Devices, Inc.*	168	4,287
Akamai Technologies, Inc.*	32	2,295
Alliance Data Systems Corp.	9	1,575
Amphenol Corp. Cl A	57	5,383

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

Analog Devices, Inc.	70	7,369
ANSYS, Inc.*	16	2,923
Apple, Inc.	851	161,647
Applied Materials, Inc.	181	7,179
Arista Networks, Inc.*	9	2,830
Autodesk, Inc.*	41	6,389
Automatic Data Processing, Inc.	82	13,099
Broadcom, Inc.	77	23,155
Broadridge Financial Solutions, Inc.	23	2,385
Cadence Design Systems, Inc.*	52	3,303
Cisco Systems, Inc.	836	45,136
Citrix Systems, Inc.	25	2,492
Cognizant Technology Solutions Corp. Cl A	109	7,897
Corning, Inc.	149	4,932
DXC Technology Co.	52	3,344
F5 Networks, Inc.*	11	1,726
Fidelity National Information Svcs., Inc.	61	6,899
Fiserv, Inc.*	75	6,621
FleetCor Technologies, Inc.*	16	3,945
FLIR Systems, Inc.	25	1,190
Fortinet, Inc.*	27	2,267
Gartner, Inc.*	16	2,427
Global Payments, Inc.	29	3,959
Hewlett Packard Enterprise Co.	263	4,058
HP, Inc.	292	5,674
Intel Corp.	856	45,967
International Business Machines Corp.	170	23,987
Intuit, Inc.	48	12,548
IPG Photonics Corp.*	7	1,062
Jack Henry & Associates, Inc.	14	1,942
Juniper Networks, Inc.	66	1,747
Keysight Technologies, Inc.*	36	3,139
KLA-Tencor Corp.	32	3,821
Lam Research Corp.	29	5,191
Mastercard, Inc. Cl A	172	40,497
Maxim Integrated Products, Inc.	52	2,765
Microchip Technology, Inc.	45	3,733
Micron Technology, Inc.*	215	8,886
Microsoft Corp.	1,460	172,192
Motorola Solutions, Inc.	32	4,493
NetApp, Inc.	48	3,328
NVIDIA Corp.	115	20,649
Oracle Corp.	485	26,049
Paychex, Inc.	61	4,892
PayPal Hldgs., Inc.*	224	23,260
Qorvo, Inc.*	23	1,650
QUALCOMM, Inc.	229	13,060
Red Hat, Inc.*	34	6,212
Salesforce.com, Inc.*	145	22,964
Seagate Technology PLC	50	2,395
Skyworks Solutions, Inc.	34	2,804
Symantec Corp.	122	2,805
Synopsys, Inc.*	27	3,109
TE Connectivity Ltd.	63	5,087
Texas Instruments, Inc.	179	18,987
Total System Svcs., Inc.	32	3,040
VeriSign, Inc.*	20	3,631
Visa, Inc. Cl A	331	51,699
Western Digital Corp.	54	2,595
Western Union Co.	84	1,552
Xerox Corp.	38	1,215
Xilinx, Inc.	48	6,086

		951,331

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

MATERIALS (1.5%)
Air Products & Chemicals, Inc.	41	7,829
Albemarle Corp.	20	1,640
Avery Dennison Corp.	16	1,808
Ball Corp.	63	3,645
Celanese Corp. Cl A	25	2,465
CF Industries Hldgs., Inc.	43	1,758
DowDuPont, Inc.	428	22,817
Eastman Chemical Co.	27	2,049
Ecolab, Inc.	48	8,474
FMC Corp.	25	1,920
Freeport-McMoRan, Inc.	274	3,532
International Flavors & Fragrances, Inc.	18	2,318
International Paper Co.	77	3,563
Linde PLC	104	18,297
LyondellBasell Industries NV Cl A	59	4,961
Martin Marietta Materials, Inc.	11	2,213
Mosaic Co.	68	1,857
Newmont Mining Corp.	102	3,648
Nucor Corp.	59	3,443
Packaging Corp. of America	18	1,789
PPG Industries, Inc.	45	5,079
Sealed Air Corp.	29	1,336
Sherwin-Williams Co.	16	6,891
Vulcan Materials Co.	25	2,960
WestRock Co.	48	1,841

		118,133

REAL ESTATE (1.7%)
Alexandria Real Estate Equities, Inc.	20	2,851
American Tower Corp.	84	16,553
Apartment Investment & Management Co.	30	1,509
AvalonBay Communities, Inc.	25	5,018
Boston Properties, Inc.	29	3,882
CBRE Group, Inc. Cl A*	59	2,918
Crown Castle International Corp.	79	10,112
Digital Realty Trust, Inc.	38	4,522
Duke Realty Corp.	68	2,079
Equinix, Inc.	16	7,251
Equity Residential	70	5,272
Essex Property Trust, Inc.	11	3,182
Extra Space Storage, Inc.	25	2,548
Federal Realty Investment Trust	14	1,930
HCP, Inc.	91	2,848
Host Hotels & Resorts, Inc.	140	2,646
Iron Mountain, Inc.	54	1,915
Kimco Realty Corp.	79	1,461
Macerich Co.	20	867
Mid-America Apartment Communities, Inc.	20	2,187
Prologis, Inc.	120	8,634
Public Storage	27	5,880
Realty Income Corp.	59	4,340
Regency Centers Corp.	32	2,160
SBA Communications Corp. Cl A*	20	3,993
Simon Property Group, Inc.	59	10,750
SL Green Realty Corp.	16	1,439
UDR, Inc.	52	2,364
Ventas, Inc.	68	4,339
Vornado Realty Trust	32	2,158
Welltower, Inc.	72	5,587
Weyerhaeuser Co.	143	3,767

		136,962

UTILITIES (2.0%)
AES Corp.	125	2,260

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

Alliant Energy Corp.	45	2,121
Ameren Corp.	45	3,310
American Electric Power Co., Inc.	93	7,789
American Water Works Co., Inc.	34	3,545
Atmos Energy Corp.	23	2,367
CenterPoint Energy, Inc.	95	2,916
CMS Energy Corp.	54	2,999
Consolidated Edison, Inc.	61	5,173
Dominion Energy, Inc.	152	11,652
DTE Energy Co.	34	4,241
Duke Energy Corp.	138	12,420
Edison International	61	3,777
Entergy Corp.	36	3,443
Evergy, Inc.	48	2,786
Eversource Energy	59	4,186
Exelon Corp.	183	9,174
FirstEnergy Corp.	95	3,953
NextEra Energy, Inc.	91	17,592
NiSource, Inc.	70	2,006
NRG Energy, Inc.	54	2,294
Pinnacle West Capital Corp.	20	1,912
PPL Corp.	136	4,317
Public Svcs. Enterprise Group, Inc.	95	5,644
Sempra Energy	52	6,545
Southern Co.	197	10,181
WEC Energy Group, Inc.	59	4,666
Xcel Energy, Inc.	97	5,452

		148,721

TOTAL INDEX ASSETS - COMMON STOCKS (Cost: $4,127,506) 58.8%		4,603,116

	Rating**	Rate(%)	Maturity	Face Amount	Value
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.6%)
U.S. Treasury Bill (1)	A-1+	2.38	05/16/2019	50,000	49,853

TOTAL INDEXED ASSETS - SHORT TERM-DEBT (0.6%) (Cost: $49,853) 0.6%					49,853

TOTAL INDEX ASSETS (Cost: $4,177,359) 59.4%					4,652,969

	Shares	Value
ACTIVE ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (1.1%)
CBS Corp. Cl B	97	4,610
CenturyLink, Inc.	132	1,583
Discovery, Inc. Cl A*	106	2,864
Discovery, Inc. Cl C*	500	12,710
Lions Gate Entertainment Corp. Cl A	52	813
Lions Gate Entertainment Corp. Cl B	749	11,310
MSG Networks, Inc. Cl A*	375	8,156
Nexstar Media Group, Inc. Cl A	52	5,635
ORBCOMM, Inc.*	1,154	7,824
Shenandoah Telecommunications Co.	212	9,404
Take-Two Interactive Software, Inc.*	78	7,361
World Wrestling Entertainment, Inc. Cl A	61	5,294
Zayo Group Hldgs., Inc.*	100	2,842
Zynga, Inc. Cl A*	550	2,932

		83,338

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

CONSUMER DISCRETIONARY (3.7%)
American Axle & Manufacturing Hldgs., Inc.*	332	4,751
AutoZone, Inc.*	20	20,482
Belmond Ltd. Cl A*	717	17,875
Bloomin’ Brands, Inc.	640	13,088
BorgWarner, Inc.	185	7,105
Bright Horizons Family Solutions, Inc.*	44	5,593
Dave & Buster’s Entertainment, Inc.	392	19,549
Etsy, Inc.*	133	8,940
Expedia Group, Inc.	27	3,213
Five Below, Inc.*	191	23,732
Grand Canyon Education, Inc.*	61	6,985
Haverty Furniture Cos., Inc.	320	7,002
Houghton Mifflin Harcourt Co.*	342	2,486
Lithia Motors, Inc. Cl A	292	27,083
Marriott International, Inc. Cl A	65	8,131
Marriott Vacations Worldwide Corp.	109	10,192
NVR, Inc.*	2	5,534
Playa Hotels & Resorts NV*	846	6,455
Qurate Retail, Inc.*	107	1,710
Ralph Lauren Corp. Cl A	110	14,265
Red Rock Resorts, Inc. Cl A	493	12,744
Sleep Number Corp.*	220	10,340
Stamps.com, Inc.*	97	7,897
Steven Madden Ltd.	325	10,998
Taylor Morrison Home Corp. Cl A*	74	1,314
Thor Industries, Inc.	123	7,671
Tractor Supply Co.	142	13,882
Unifi, Inc.*	180	3,483
Weight Watchers International, Inc.*	82	1,652
ZAGG, Inc.*	382	3,465

		287,617

CONSUMER STAPLES (0.9%)
Church & Dwight Co., Inc.	213	15,172
Constellation Brands, Inc. Cl A	110	19,286
Crimson Wine Group Ltd.*	986	8,115
Ingredion, Inc.	34	3,219
JM Smucker Co.	67	7,806
Orchids Paper Products Co.*	591	733
Vector Group Ltd.	1,178	12,711

		67,042

ENERGY (1.7%)
Abraxas Petroleum Corp.*	1,128	1,410
Baker Hughes, a GE Co. Cl A	112	3,104
C&J Energy Svcs., Inc.*	124	1,924
Callon Petroleum Co.*	489	3,692
Carrizo Oil & Gas, Inc.*	256	3,192
Cheniere Energy, Inc.*	92	6,289
Continental Resources, Inc.*	174	7,790
CrossAmerica Partners LP*	216	3,944
Devon Energy Corp.	199	6,280
Hess Corp.	58	3,493
Kosmos Energy Ltd.	2,009	12,516
Matrix Svcs. Co.*	143	2,800
MPLX LP	103	3,388
Noble Energy, Inc.	162	4,007
PBF Energy, Inc. Cl A	662	20,615
PDC Energy, Inc.*	132	5,370
ProPetro Hldg. Corp.*	313	7,055
Range Resources Corp.	686	7,711
Whiting Petroleum Corp.*	375	9,802
Williams Cos., Inc.	609	17,491

		131,873

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

FINANCIALS (6.8%)
Allegiance Bancshares, Inc.*	80	2,698
American Equity Investment Life Hldg. Co.	288	7,782
American Financial Group, Inc.	82	7,889
Ameriprise Financial, Inc.	113	14,476
AMERISAFE, Inc.	73	4,336
Argo Group International Hldgs. Ltd.	35	2,473
Associated Banc-Corp.	306	6,533
BancFirst Corp.	215	11,212
Bank of Marin Bancorp	184	7,487
BankUnited, Inc.	144	4,810
Banner Corp.	171	9,263
Blackstone Mortgage Trust, Inc. Cl A	165	5,702
Brookline Bancorp, Inc.	671	9,662
Brown & Brown, Inc.	233	6,876
Bryn Mawr Bank Corp.	192	6,937
Cadence Bancorporation Cl A	246	4,563
Cboe Global Markets, Inc.	69	6,585
CenterState Bank Corp.	171	4,072
Citizens Financial Group, Inc.	91	2,958
Columbia Banking System, Inc.	98	3,204
Dime Community Bancshares, Inc.	309	5,788
Discover Financial Svcs.	149	10,603
East West Bancorp, Inc.	144	6,908
Ellington Financial, Inc.*	596	10,668
Enterprise Financial Svcs. Corp.	215	8,766
Everest Re Group Ltd.	44	9,502
Fifth Third Bancorp	723	18,234
First Interstate BancSystem, Inc. Cl A	240	9,557
First Merchants Corp.	185	6,817
First Republic Bank	78	7,836
Flushing Financial Corp.	228	5,000
Glacier Bancorp, Inc.	162	6,491
Great Southern Bancorp, Inc.	79	4,100
Hartford Financial Svcs. Group, Inc.	301	14,966
Heritage Financial Corp.	247	7,445
IBERIABANK Corp.	83	5,952
Investors Bancorp, Inc.	309	3,662
iShares Micro-Cap ETF	82	7,606
iShares Russell 2000 ETF	50	7,654
iShares Russell 2000 Growth ETF	58	11,406
iShares Russell Mid-Cap ETF	44	2,374
KeyCorp	789	12,427
Lincoln National Corp.	112	6,574
Marlin Business Svcs. Corp.	351	7,546
Moelis & Co. Cl A	185	7,698
NMI Hldgs., Inc. Cl A*	713	18,445
Northfield Bancorp, Inc.	497	6,908
Pinnacle Financial Partners, Inc.	184	10,065
Primerica, Inc.	45	5,497
Principal Financial Group, Inc.	99	4,968
Progressive Corp.	311	22,420
Raymond James Financial, Inc.	99	7,961
Reinsurance Group of America, Inc. Cl A	127	18,031
S&T Bancorp, Inc.	74	2,925
Selective Insurance Group, Inc.	216	13,668
Starwood Property Trust, Inc.	825	18,439
Sterling Bancorp	156	2,906
Stock Yards Bancorp, Inc.	397	13,423
SVB Financial Group*	47	10,451
Synchrony Financial	92	2,935
TriCo Bancshares	130	5,108

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

TriState Capital Hldgs., Inc.*	243	4,964
UMB Financial Corp.	71	4,547
United Financial Bancorp, Inc.	126	1,808
United Insurance Hldgs., Corp.	193	3,069
Voya Financial, Inc.	167	8,343
Wintrust Financial Corp.	35	2,357
Zions Bancorporation	131	5,949

		530,285

HEALTH CARE (4.8%)
ABIOMED, Inc.*	8	2,285
ACADIA Pharmaceuticals, Inc.*	136	3,652
Acceleron Pharma, Inc.*	75	3,493
Agilent Technologies, Inc.	149	11,977
Agios Pharmaceuticals, Inc.*	51	3,439
Alder Biopharmaceuticals, Inc.*	136	1,856
Align Technology, Inc.*	21	5,971
Alnylam Pharmaceuticals, Inc.*	27	2,523
Amicus Therapeutics, Inc.*	256	3,482
Aptinyx, Inc.*	79	320
Array BioPharma, Inc.*	220	5,364
Avanos Medical, Inc.*	65	2,774
AxoGen, Inc.*	108	2,274
BioMarin Pharmaceutical, Inc.*	27	2,398
Blueprint Medicines Corp.*	54	4,323
Boston Scientific Corp.*	257	9,864
Cambrex Corp.*	77	2,991
CareDx, Inc.*	80	2,522
Centene Corp.*	200	10,620
Chemed Corp.	19	6,081
Editas Medicine, Inc.*	83	2,029
Edwards Lifesciences Corp.*	77	14,732
Emergent BioSolutions, Inc.*	181	9,144
Encompass Health Corp.	58	3,387
Evolent Health, Inc. Cl A*	186	2,340
Exact Sciences Corp.*	176	15,245
FibroGen, Inc.*	45	2,446
Flexion Therapeutics, Inc.*	110	1,373
Global Blood Therapeutics, Inc.*	35	1,853
Globus Medical, Inc. Cl A*	93	4,595
HealthEquity, Inc.*	55	4,069
Hill-Rom Hldgs., Inc.	100	10,586
Horizon Pharma PLC*	233	6,158
Humana, Inc.	22	5,852
ICU Medical, Inc.*	15	3,590
Inogen, Inc.*	25	2,384
Insulet Corp.*	37	3,518
Intersect ENT, Inc.*	100	3,215
iRhythm Technologies, Inc.*	52	3,898
Karyopharm Therapeutics, Inc.*	275	1,606
LHC Group, Inc.*	42	4,656
LivaNova PLC*	62	6,030
Madrigal Pharmaceuticals, Inc.*	18	2,255
Masimo Corp.*	24	3,319
Medicines Co.*	110	3,074
Medidata Solutions, Inc.*	65	4,761
Mettler-Toledo International, Inc.*	10	7,230
Neogen Corp.*	64	3,673
NeoGenomics, Inc.*	114	2,332
Neurocrine Biosciences, Inc.*	92	8,105
Omnicell, Inc.*	66	5,335
Pacific Biosciences of California, Inc.*	416	3,008
Pacira Pharmaceuticals, Inc.*	108	4,110
Penumbra, Inc.*	15	2,205

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

PetIQ, Inc. Cl A*	100	3,141
Portola Pharmaceuticals, Inc.*	99	3,435
PRA Health Sciences, Inc.*	31	3,419
Quidel Corp.*	68	4,452
Repligen Corp.*	105	6,203
Sage Therapeutics, Inc.*	19	3,022
Sientra, Inc.*	451	3,870
Spark Therapeutics, Inc.*	83	9,452
STAAR Surgical Co.*	97	3,316
Supernus Pharmaceuticals, Inc.*	524	18,361
Tabula Rasa HealthCare, Inc.*	64	3,611
Tactile Systems Technology, Inc.*	83	4,376
Ultragenyx Pharmaceutical, Inc.*	47	3,260
Veeva Systems, Inc. Cl A*	63	7,992
Vericel Corp.*	510	8,930
Waters Corp.*	15	3,776
WellCare Health Plans, Inc.*	8	2,158
Wright Medical Group NV*	350	11,008
Xencor, Inc.*	114	3,541
Zimmer Biomet Hldgs., Inc.	87	11,109
Zoetis, Inc. Cl A	67	6,745
Zogenix, Inc.*	61	3,356

		378,855

INDUSTRIALS (5.6%)
AAR Corp.	261	8,485
Advanced Disposal Svcs., Inc.*	145	4,060
Aerovironment, Inc.*	63	4,310
Alaska Air Group, Inc.	202	11,336
Altra Industrial Motion Corp.	257	7,980
ASGN, Inc.*	74	4,698
BG Staffing, Inc.	193	4,215
Brink’s Co.	226	17,043
Builders FirstSource, Inc.*	153	2,041
Carlisle Cos., Inc.	144	17,657
CH Robinson Worldwide, Inc.	51	4,436
Copart, Inc.*	68	4,120
Daseke, Inc.*	749	3,813
Dover Corp.	81	7,597
Echo Global Logistics, Inc.*	242	5,997
EMCOR Group, Inc.	109	7,966
Encore Wire Corp.	198	11,330
EnerSys	50	3,258
EnPro Industries, Inc.	74	4,769
Exponent, Inc.	89	5,137
Fortive Corp.	48	4,026
Generac Hldgs., Inc.*	83	4,252
Gorman-Rupp Co.	213	7,229
Harris Corp.	80	12,777
HD Supply Hldgs., Inc.*	109	4,725
Heidrick & Struggles International, Inc.	79	3,028
Hyster-Yale Materials Handling, Inc.	82	5,114
ICF International, Inc.	68	5,173
John Bean Technologies Corp.	43	3,951
Kirby Corp.*	99	7,436
Knight-Swift Transportation Hldgs., Inc. Cl A	159	5,196
Knoll, Inc.	190	3,593
Kratos Defense & Security Solutions, Inc.*	408	6,377
L-3 Technologies, Inc.	106	21,875
Lennox International, Inc.	46	12,162
Lincoln Electric Hldgs., Inc.	72	6,039
LSC Communications, Inc.	514	3,356
Miller Industries, Inc.	474	14,623
Mueller Industries, Inc.	1,055	33,064

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

Old Dominion Freight Line, Inc.	148	21,370
Oshkosh Corp.	66	4,959
Republic Svcs., Inc. Cl A	30	2,411
Robert Half International, Inc.	107	6,972
Rockwell Automation, Inc.	63	11,054
Roper Technologies, Inc.	17	5,814
Simpson Manufacturing Co., Inc.	109	6,460
Spirit Airlines, Inc.*	152	8,035
Stanley Black & Decker, Inc.	97	13,208
Teledyne Technologies, Inc.*	50	11,851
Trex Co., Inc.*	213	13,104
United Rentals, Inc.*	102	11,654
Universal Forest Products, Inc.	180	5,380
VSE Corp.	239	7,548
Wabtec Corp.	72	5,308
XPO Logistics, Inc.*	34	1,827

		441,199

INFORMATION TECHNOLOGY (6.0%)
Aerohive Networks, Inc.*	496	2,247
Altair Engineering, Inc. Cl A*	92	3,387
Amphenol Corp. Cl A	105	9,916
Analog Devices, Inc.	101	10,632
Anixter International, Inc.*	71	3,984
Ciena Corp.*	136	5,078
Coherent, Inc.*	24	3,401
Comtech Telecommunications Corp.	65	1,509
Conduent, Inc.*	233	3,222
Cornerstone OnDemand, Inc.*	68	3,725
Cray, Inc.*	320	8,336
Cypress Semiconductor Corp.	527	7,863
DXC Technology Co.	161	10,354
Entegris, Inc.	117	4,176
EPAM Systems, Inc.*	82	13,869
Euronet Worldwide, Inc.*	68	9,696
Everspin Technologies, Inc.*	524	4,014
F5 Networks, Inc.*	10	1,570
Fidelity National Information Svcs., Inc.	46	5,203
Five9, Inc.*	273	14,423
Global Payments, Inc.	85	11,604
Globant S.A.*	75	5,355
Guidewire Software, Inc.*	62	6,024
HubSpot, Inc.*	34	5,650
II-VI, Inc.*	185	6,889
Integrated Device Technology, Inc.*	54	2,645
Itron, Inc.*	52	2,426
KEMET Corp.	60	1,018
KLA-Tencor Corp.	37	4,418
LogMeIn, Inc.	173	13,857
Lumentum Hldgs., Inc.*	117	6,615
ManTech International Corp. Cl A	60	3,241
MaxLinear, Inc. Cl A*	364	9,293
Microchip Technology, Inc.	54	4,480
MKS Instruments, Inc.	78	7,258
Motorola Solutions, Inc.	31	4,353
New Relic, Inc.*	129	12,732
Nutanix, Inc. Cl A*	97	3,660
Palo Alto Networks, Inc.*	22	5,343
Perficient, Inc.*	262	7,176
Perspecta, Inc.	238	4,812
Plexus Corp.*	62	3,779
Pluralsight, Inc. Cl A*	52	1,650
Proofpoint, Inc.*	188	22,829
PTC, Inc.*	157	14,472

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

Pure Storage, Inc. Cl A*	223	4,859
Q2 Hldgs., Inc.*	92	6,372
Qorvo, Inc.*	41	2,941
Rapid7, Inc.*	291	14,728
RealPage, Inc.*	94	5,705
Richardson Electronics Ltd.*	1,002	6,794
Rogers Corp.*	28	4,449
SailPoint Technologies Hldg., Inc.*	118	3,389
Science Applications International Corp.	28	2,155
Sequans Communications S.A. ADR*	1,597	1,757
ServiceNow, Inc.*	48	11,832
Splunk, Inc.*	87	10,840
SYNNEX Corp.	131	12,496
Synopsys, Inc.*	50	5,758
ViaSat, Inc.*	289	22,398
Western Digital Corp.	43	2,067
Worldpay, Inc. Cl A*	150	17,025
Xilinx, Inc.	62	7,861
Xperi Corp.	327	7,652
Xura, Inc.*	342	8,550	††
Zendesk, Inc.*	113	9,605

		467,417

MATERIALS (1.9%)
Ashland Global Hldgs., Inc.	122	9,532
Berry Global Group, Inc.*	155	8,350
Boise Cascade Co.	127	3,399
Cleveland-Cliffs, Inc.	428	4,276
Crown Hldgs., Inc.*	366	19,973
Eastman Chemical Co.	37	2,807
Ferro Corp.*	412	7,799
Ferroglobe Representation & Warranty Insurance Trust*	190	0	††
FMC Corp.	37	2,843
Freeport-McMoRan, Inc.	262	3,377
Ingevity Corp.*	39	4,119
International Paper Co.	110	5,089
Kaiser Aluminum Corp.	60	6,284
Livent Corp.*	120	1,507
Minerals Technologies, Inc.	50	2,940
Mosaic Co.	52	1,420
Nucor Corp.	58	3,383
Olin Corp.	542	12,542
Packaging Corp. of America	198	19,677
Steel Dynamics, Inc.	425	14,990
U.S. Concrete, Inc.*	178	7,373
Vulcan Materials Co.	76	8,998

		150,678

REAL ESTATE (3.4%)
Alexander’s, Inc.	15	5,643
Apartment Investment & Management Co.	121	6,085
AvalonBay Communities, Inc.	24	4,818
Brandywine Realty Trust	1,198	19,000
Camden Property Trust	70	7,105
Chatham Lodging Trust	203	3,906
Chesapeake Lodging Trust	270	7,509
Cousins Properties, Inc.	733	7,081
Duke Realty Corp.	707	21,620
Easterly Government Properties, Inc.	552	9,941
Equity LifeStyle Properties, Inc.	34	3,886
Essex Property Trust, Inc.	13	3,760
Extra Space Storage, Inc.	47	4,790
GEO Group, Inc.	579	11,117
Highwoods Properties, Inc.	177	8,280
Host Hotels & Resorts, Inc.	613	11,586

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

JBG SMITH Properties	142	5,872
Kilroy Realty Corp.	206	15,648
Macerich Co.	52	2,254
Medical Properties Trust, Inc.	482	8,922
Pebblebrook Hotel Trust	172	5,342
Pennsylvania REIT	299	1,881
Prologis, Inc.	114	8,202
QTS Realty Trust, Inc. Cl A	100	4,499
Regency Centers Corp.	33	2,227
RLJ Lodging Trust	174	3,057
Sabra Health Care REIT, Inc.	294	5,724
SBA Communications Corp. Cl A*	62	12,379
Summit Hotel Properties, Inc.	137	1,563
Sun Communities, Inc.	73	8,652
Terreno Realty Corp.	609	25,602
Urstadt Biddle Properties, Inc. Cl A	109	2,250
Vornado Realty Trust	56	3,777
Welltower, Inc.	90	6,984
Weyerhaeuser Co.	213	5,610

		266,572

UTILITIES (2.3%)
AES Corp.	274	4,954
Ameren Corp.	115	8,458
Avista Corp.	166	6,743
Black Hills Corp.	91	6,740
Chesapeake Utilities Corp.	59	5,381
Consolidated Edison, Inc.	88	7,463
Edison International	166	10,279
Entergy Corp.	70	6,694
Evergy, Inc.	278	16,138
Eversource Energy	66	4,683
FirstEnergy Corp.	153	6,366
IDACORP, Inc.	81	8,063
NiSource, Inc.	521	14,932
Northwest Natural Hldg. Co.	77	5,054
NorthWestern Corp.	100	7,041
PG&E Corp.*	41	730
PNM Resources, Inc.	167	7,906
Portland General Electric Co.	156	8,087
PPL Corp.	181	5,745
Public Svc. Enterprise Group, Inc.	164	9,743
Sempra Energy	129	16,236
Suburban Propane Partners LP	179	4,011
UGI Corp.	264	14,631

		186,078

TOTAL ACTIVE ASSETS - COMMON STOCKS (Cost: $2,654,238) 38.2%		2,990,954

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (2.7%)
Citibank, New York Time Deposit	1.68	04/01/19	215,986	215,986

TOTAL TEMPORARY CASH INVESTMENT (Cost: $215,986) 2.7%				215,986

TOTAL INVESTMENTS (Cost: $7,047,583) 100.3%				7,859,909

OTHER NET ASSETS (0.3)%				(24,898)

NET ASSETS 100.0%				$7,835,011

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (9.5%)
Activision Blizzard, Inc.	1,457	66,337
Alphabet, Inc. Cl A*	576	677,889
Alphabet, Inc. Cl C*	591	693,426
AT&T, Inc.	14,080	441,549
CBS Corp. Cl B	670	31,845
CenturyLink, Inc.	1,844	22,110
Charter Communications, Inc. Cl A*	333	115,521
Comcast Corp. Cl A	8,640	345,427
Discovery, Inc. Cl A*	303	8,187
Discovery, Inc. Cl C*	696	17,692
DISH Network Corp. Cl A*	441	13,975
Electronic Arts, Inc.*	576	58,539
Facebook, Inc. Cl A*	4,576	762,773
Fox Corp. Cl A*	679	24,926
Fox Corp. Cl B*	312	11,195
Interpublic Group of Cos., Inc.	741	15,568
Netflix, Inc.*	839	299,154
News Corp. Cl A	741	9,218
News Corp. Cl B	237	2,960
Omnicom Group, Inc.	432	31,532
Take-Two Interactive Software, Inc.*	219	20,667
TripAdvisor, Inc.*	199	10,239
Twitter, Inc.*	1,395	45,868
Verizon Communications, Inc.	7,969	471,207
Viacom, Inc. Cl B	680	19,088
Walt Disney Co.	3,365	373,616

		4,590,508

CONSUMER DISCRETIONARY (9.5%)
Advance Auto Parts, Inc.	137	23,363
Amazon.com, Inc.*	793	1,412,135
Aptiv PLC	503	39,983
AutoZone, Inc.*	48	49,158
Best Buy Co., Inc.	451	32,048
Booking Hldgs., Inc.*	87	151,807
BorgWarner, Inc.	401	15,402
Capri Hldgs. Ltd.*	293	13,405
CarMax, Inc.*	327	22,825
Carnival Corp.	770	39,054
Chipotle Mexican Grill, Inc. Cl A*	47	33,385
Darden Restaurants, Inc.	237	28,788
Dollar General Corp.	505	60,247
Dollar Tree, Inc.*	457	48,003
DR Horton, Inc.	656	27,145
eBay, Inc.	1,659	61,615
Expedia Group, Inc.	227	27,013
Foot Locker, Inc.	218	13,211
Ford Motor Co.	7,525	66,070
Gap, Inc.	415	10,865
Garmin Ltd.	233	20,120
General Motors Co.	2,519	93,455
Genuine Parts Co.	280	31,368
H&R Block, Inc.	399	9,552
Hanesbrands, Inc.	695	12,427
Harley-Davidson, Inc.	308	10,983
Hasbro, Inc.	223	18,959

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

Hilton Worldwide Hldgs., Inc.	564	46,874
Home Depot, Inc.	2,171	416,593
Kohl’s Corp.	317	21,800
L Brands, Inc.	436	12,025
Leggett & Platt, Inc.	252	10,639
Lennar Corp. Cl A	550	27,000
LKQ Corp.*	604	17,142
Lowe’s Cos., Inc.	1,540	168,584
Macy’s, Inc.	590	14,178
Marriott International, Inc. Cl A	542	67,799
Mattel, Inc.*	660	8,580
McDonald’s Corp.	1,472	279,533
MGM Resorts International	987	25,326
Mohawk Industries, Inc.*	119	15,012
Newell Brands, Inc.	748	11,474
NIKE, Inc. Cl B	2,420	203,788
Nordstrom, Inc.	206	9,142
Norwegian Cruise Line Hldgs. Ltd.*	419	23,028
O’Reilly Automotive, Inc.*	151	58,633
PulteGroup, Inc.	493	13,784
PVH Corp.	146	17,805
Ralph Lauren Corp. Cl A	102	13,227
Ross Stores, Inc.	712	66,287
Royal Caribbean Cruises Ltd.	330	37,825
Starbucks Corp.	2,391	177,747
Tapestry, Inc.	558	18,129
Target Corp.	1,003	80,501
Tiffany & Co.	208	21,954
TJX Cos., Inc.	2,385	126,906
Tractor Supply Co.	234	22,876
Ulta Beauty, Inc.*	108	37,663
Under Armour, Inc. Cl A*	362	7,653
Under Armour, Inc. Cl C*	369	6,963
VF Corp.	621	53,971
Whirlpool Corp.	124	16,478
Wynn Resorts Ltd.	187	22,313
Yum! Brands, Inc.	589	58,788

		4,610,406

CONSUMER STAPLES (6.9%)
Altria Group, Inc.	3,592	206,289
Archer-Daniels-Midland Co.	1,077	46,451
Brown-Forman Corp. Cl B	320	16,890
Campbell Soup Co.	369	14,070
Church & Dwight Co., Inc.	474	33,763
Clorox Co.	246	39,473
Coca-Cola Co.	7,409	347,186
Colgate-Palmolive Co.	1,654	113,365
Conagra Brands, Inc.	933	25,881
Constellation Brands, Inc. Cl A	322	56,456
Costco Wholesale Corp.	848	205,335
Coty, Inc. Cl A	868	9,982
Estee Lauder Cos., Inc. Cl A	419	69,365
General Mills, Inc.	1,146	59,306
Hershey Co.	267	30,660
Hormel Foods Corp.	525	23,499
JM Smucker Co.	219	25,514
Kellogg Co.	481	27,600
Kimberly-Clark Corp.	661	81,898
Kraft Heinz Co.	1,187	38,756
Kroger Co.	1,539	37,859

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

Lamb Weston Hldgs., Inc.	279	20,908
McCormick & Co., Inc.	235	35,398
Molson Coors Brewing Co. Cl B	359	21,414
Mondelez International, Inc. Cl A	2,773	138,428
Monster Beverage Corp.*	753	41,099
PepsiCo, Inc.	2,699	330,762
Philip Morris International, Inc.	2,961	261,723
Procter & Gamble Co.	4,824	501,937
Sysco Corp.	908	60,618
Tyson Foods, Inc. Cl A	568	39,436
Walgreens Boots Alliance, Inc.	1,542	97,562
Walmart, Inc.	2,738	267,037

		3,325,920

ENERGY (5.1%)
Anadarko Petroleum Corp.	961	43,706
Apache Corp.	725	25,129
Baker Hughes, a GE Co. Cl A	989	27,415
Cabot Oil & Gas Corp.	817	21,324
Chevron Corp.	3,663	451,208
Cimarex Energy Co.	196	13,700
Concho Resources, Inc.	389	43,163
ConocoPhillips	2,186	145,894
Devon Energy Corp.	844	26,637
Diamondback Energy, Inc.	299	30,357
EOG Resources, Inc.	1,126	107,173
Exxon Mobil Corp.	8,174	660,459
Halliburton Co.	1,688	49,458
Helmerich & Payne, Inc.	210	11,668
Hess Corp.	491	29,573
HollyFrontier Corp.	305	15,027
Kinder Morgan, Inc.	3,746	74,957
Marathon Oil Corp.	1,579	26,385
Marathon Petroleum Corp.	1,301	77,865
National Oilwell Varco, Inc.	743	19,794
Noble Energy, Inc.	928	22,949
Occidental Petroleum Corp.	1,448	95,858
ONEOK, Inc.	793	55,383
Phillips 66	810	77,088
Pioneer Natural Resources Co.	325	49,491
Schlumberger Ltd.	2,677	116,637
TechnipFMC PLC	823	19,357
Valero Energy Corp.	806	68,373
Williams Cos., Inc.	2,330	66,918

		2,472,946

FINANCIALS (13.7%)
Affiliated Managers Group, Inc.	100	10,711
Aflac, Inc.	1,442	72,100
Allstate Corp.	640	60,275
American Express Co.	1,334	145,806
American International Group, Inc.	1,674	72,082
Ameriprise Financial, Inc.	261	33,434
Aon PLC	462	78,863
Arthur J. Gallagher & Co.	354	27,647
Assurant, Inc.	118	11,199
Bank of America Corp.	17,296	477,197
Bank of New York Mellon Corp.	1,692	85,328
BB&T Corp.	1,471	68,446
Berkshire Hathaway, Inc. Cl B*	3,744	752,132
BlackRock, Inc. Cl A	233	99,577
Brighthouse Financial, Inc.*	224	8,129

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

Capital One Financial Corp.	900	73,521
Cboe Global Markets, Inc.	204	19,470
Charles Schwab Corp.	2,285	97,707
Chubb Ltd.	881	123,411
Cincinnati Financial Corp.	292	25,083
Citigroup, Inc.	4,524	281,483
Citizens Financial Group, Inc.	889	28,893
CME Group, Inc. Cl A	688	113,231
Comerica, Inc.	307	22,509
Discover Financial Svcs.	633	45,044
E*TRADE Financial Corp.	475	22,054
Everest Re Group Ltd.	77	16,629
Fifth Third Bancorp	1,479	37,300
First Republic Bank	317	31,846
Franklin Resources, Inc.	565	18,724
Goldman Sachs Group, Inc.	660	126,713
Hartford Financial Svcs. Group, Inc.	694	34,506
Huntington Bancshares, Inc.	2,015	25,550
Intercontinental Exchange, Inc.	1,096	83,449
Invesco Ltd.	767	14,811
iShares Core S&P 500 ETF	3,159	898,925
Jefferies Financial Group, Inc.	509	9,564
JPMorgan Chase & Co.	6,305	638,255
KeyCorp	1,945	30,634
Lincoln National Corp.	393	23,069
Loews Corp.	527	25,259
M&T Bank Corp.	268	42,081
Marsh & McLennan Cos., Inc.	974	91,459
MetLife, Inc.	1,838	78,244
Moody’s Corp.	320	57,949
Morgan Stanley	2,496	105,331
MSCI, Inc. Cl A	163	32,411
Nasdaq, Inc.	223	19,510
Northern Trust Corp.	420	37,972
People’s United Financial, Inc.	757	12,445
PNC Financial Svcs. Group, Inc.	874	107,205
Principal Financial Group, Inc.	499	25,045
Progressive Corp.	1,125	81,101
Prudential Financial, Inc.	787	72,310
Raymond James Financial, Inc.	245	19,701
Regions Financial Corp.	1,965	27,805
S&P Global, Inc.	479	100,854
State Street Corp.	730	48,041
SunTrust Banks, Inc.	853	50,540
SVB Financial Group*	102	22,681
Synchrony Financial	1,257	40,098
T Rowe Price Group, Inc.	453	45,354
Torchmark Corp.	195	15,980
Travelers Cos., Inc.	506	69,403
U.S. Bancorp	2,899	139,703
Unum Group	414	14,006
Wells Fargo & Co.	7,867	380,133
Willis Towers Watson PLC	247	43,386
Zions Bancorporation	359	16,302

		6,667,616

HEALTH CARE (13.6%)
Abbott Laboratories	3,363	268,838
AbbVie, Inc.	2,807	226,216
ABIOMED, Inc.*	86	24,561
Agilent Technologies, Inc.	610	49,032

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

Alexion Pharmaceuticals, Inc.*	427	57,722
Align Technology, Inc.*	138	39,238
Allergan PLC	599	87,700
AmerisourceBergen Corp. Cl A	299	23,777
Amgen, Inc.	1,195	227,026
Anthem, Inc.	494	141,768
Baxter International, Inc.	920	74,805
Becton Dickinson & Co.	516	128,861
Biogen, Inc.*	378	89,352
Boston Scientific Corp.*	2,672	102,551
Bristol-Myers Squibb Co.	3,142	149,905
Cardinal Health, Inc.	573	27,590
Celgene Corp.*	1,353	127,642
Centene Corp.*	795	42,215
Cerner Corp.*	624	35,699
Cigna Corp.	733	117,881
Cooper Cos., Inc.	95	28,136
CVS Health Corp.	2,503	134,987
Danaher Corp.	1,208	159,480
DaVita, Inc.*	242	13,138
DENTSPLY SIRONA, Inc.	427	21,175
Edwards Lifesciences Corp.*	400	76,532
Eli Lilly & Co.	1,665	216,050
Gilead Sciences, Inc.	2,448	159,145
HCA Healthcare, Inc.	513	66,885
Henry Schein, Inc.*	292	17,552
Hologic, Inc.*	515	24,926
Humana, Inc.	261	69,426
IDEXX Laboratories, Inc.*	166	37,118
Illumina, Inc.*	282	87,615
Incyte Corp.*	341	29,329
Intuitive Surgical, Inc.*	219	124,957
IQVIA Hldgs., Inc.*	303	43,587
Johnson & Johnson	5,141	718,660
Laboratory Corp. of America Hldgs.*	189	28,913
McKesson Corp.	369	43,195
Medtronic PLC	2,580	234,986
Merck & Co., Inc.	4,952	411,858
Mettler-Toledo International, Inc.*	48	34,704
Mylan NV*	983	27,858
Nektar Therapeutics Cl A*	337	11,323
PerkinElmer, Inc.	213	20,525
Perrigo Co. PLC	238	11,462
Pfizer, Inc.	10,664	452,900
Quest Diagnostics, Inc.	258	23,199
Regeneron Pharmaceuticals, Inc.*	150	61,593
ResMed, Inc.	274	28,488
Stryker Corp.	594	117,327
Teleflex, Inc.	88	26,590
Thermo Fisher Scientific, Inc.	774	211,859
UnitedHealth Group, Inc.	1,851	457,678
Universal Health Svcs., Inc. Cl B	161	21,537
Varian Medical Systems, Inc.*	174	24,659
Vertex Pharmaceuticals, Inc.*	492	90,503
Waters Corp.*	138	34,736
WellCare Health Plans, Inc.*	96	25,896
Zimmer Biomet Hldgs., Inc.	393	50,186
Zoetis, Inc. Cl A	919	92,516

		6,615,568

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

INDUSTRIALS (8.9%)
3M Co.	1,106	229,805
Alaska Air Group, Inc.	237	13,300
Allegion PLC	182	16,509
American Airlines Group, Inc.	772	24,519
AMETEK, Inc.	438	36,341
AO Smith Corp.	273	14,556
Arconic, Inc.	829	15,842
Boeing Co.	993	378,750
Caterpillar, Inc.	1,112	150,665
CH Robinson Worldwide, Inc.	264	22,965
Cintas Corp.	163	32,944
Copart, Inc.*	388	23,509
CSX Corp.	1,490	111,482
Cummins, Inc.	280	44,204
Deere & Co.	613	97,982
Delta Air Lines, Inc.	1,190	61,464
Dover Corp.	279	26,170
Eaton Corp. PLC	816	65,737
Emerson Electric Co.	1,183	81,000
Equifax, Inc.	232	27,492
Expeditors International of Washington, Inc.	330	25,047
Fastenal Co.	550	35,371
FedEx Corp.	460	83,449
Flowserve Corp.	250	11,285
Fluor Corp.	269	9,899
Fortive Corp.	566	47,482
Fortune Brands Home & Security, Inc.	271	12,902
General Dynamics Corp.	519	87,856
General Electric Co.	16,683	166,663
Harris Corp.	227	36,254
Honeywell International, Inc.	1,405	223,283
Huntington Ingalls Industries, Inc.	81	16,783
IHS Markit Ltd.*	699	38,012
Illinois Tool Works, Inc.	582	83,534
Ingersoll-Rand PLC	466	50,305
Jacobs Engineering Group, Inc.	225	16,918
JB Hunt Transport Svcs., Inc.	167	16,915
Johnson Controls International PLC	1,751	64,682
Kansas City Southern	194	22,500
L-3 Technologies, Inc.	152	31,368
Lockheed Martin Corp.	475	142,576
Masco Corp.	566	22,249
Nielsen Hldgs. PLC	681	16,119
Norfolk Southern Corp.	515	96,248
Northrop Grumman Corp.	328	88,429
PACCAR, Inc.	668	45,518
Parker-Hannifin Corp.	249	42,733
Pentair PLC	305	13,576
Quanta Svcs., Inc.	272	10,265
Raytheon Co.	542	98,687
Republic Svcs., Inc. Cl A	415	33,358
Robert Half International, Inc.	230	14,987
Rockwell Automation, Inc.	231	40,531
Rollins, Inc.	283	11,778
Roper Technologies, Inc.	199	68,052
Snap-on, Inc.	107	16,748
Southwest Airlines Co.	959	49,782
Stanley Black & Decker, Inc.	292	39,762
Textron, Inc.	451	22,848
TransDigm Group, Inc.*	94	42,675

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

Union Pacific Corp.	1,387	231,906
United Continental Hldgs., Inc.*	433	34,545
United Parcel Svcs., Inc. Cl B	1,336	149,285
United Rentals, Inc.*	154	17,594
United Technologies Corp.	1,556	200,553
Verisk Analytics, Inc. Cl A	315	41,895
Wabtec Corp.	268	19,757
Waste Management, Inc.	753	78,244
WW Grainger, Inc.	87	26,181
Xylem, Inc.	345	27,269

		4,299,894

INFORMATION TECHNOLOGY (19.9%)
Accenture PLC Cl A	1,225	215,624
Adobe, Inc.*	942	251,034
Advanced Micro Devices, Inc.*	1,708	43,588
Akamai Technologies, Inc.*	315	22,589
Alliance Data Systems Corp.	88	15,398
Amphenol Corp. Cl A	574	54,209
Analog Devices, Inc.	711	74,847
ANSYS, Inc.*	161	29,416
Apple, Inc.	8,616	1,636,609
Applied Materials, Inc.	1,832	72,657
Arista Networks, Inc.*	100	31,446
Autodesk, Inc.*	421	65,600
Automatic Data Processing, Inc.	840	134,182
Broadcom, Inc.	772	232,148
Broadridge Financial Solutions, Inc.	223	23,123
Cadence Design Systems, Inc.*	540	34,295
Cisco Systems, Inc.	8,471	457,349
Citrix Systems, Inc.	243	24,217
Cognizant Technology Solutions Corp. Cl A	1,101	79,767
Corning, Inc.	1,517	50,213
DXC Technology Co.	519	33,377
F5 Networks, Inc.*	114	17,890
Fidelity National Information Svcs., Inc.	622	70,348
Fiserv, Inc.*	757	66,828
FleetCor Technologies, Inc.*	166	40,934
FLIR Systems, Inc.	260	12,371
Fortinet, Inc.*	280	23,512
Gartner, Inc.*	173	26,241
Global Payments, Inc.	304	41,502
Hewlett Packard Enterprise Co.	2,660	41,044
HP, Inc.	2,959	57,493
Intel Corp.	8,675	465,847
International Business Machines Corp.	1,713	241,704
Intuit, Inc.	497	129,921
IPG Photonics Corp.*	69	10,473
Jack Henry & Associates, Inc.	148	20,533
Juniper Networks, Inc.	671	17,761
Keysight Technologies, Inc.*	360	31,392
KLA-Tencor Corp.	318	37,972
Lam Research Corp.	296	52,987
Mastercard, Inc. Cl A	1,739	409,448
Maxim Integrated Products, Inc.	528	28,074
Microchip Technology, Inc.	457	37,913
Micron Technology, Inc.*	2,170	89,686
Microsoft Corp.	14,785	1,743,743
Motorola Solutions, Inc.	315	44,232
NetApp, Inc.	476	33,006
NVIDIA Corp.	1,172	210,444

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

Oracle Corp.	4,914	263,931
Paychex, Inc.	615	49,323
PayPal Hldgs., Inc.*	2,264	235,094
Qorvo, Inc.*	238	17,072
QUALCOMM, Inc.	2,328	132,766
Red Hat, Inc.*	341	62,301
Salesforce.com, Inc.*	1,473	233,279
Seagate Technology PLC	498	23,849
Skyworks Solutions, Inc.	337	27,796
Symantec Corp.	1,229	28,255
Synopsys, Inc.*	287	33,048
TE Connectivity Ltd.	651	52,568
Texas Instruments, Inc.	1,804	191,350
Total System Svcs., Inc.	315	29,928
VeriSign, Inc.*	203	36,857
Visa, Inc. Cl A	3,365	525,579
Western Digital Corp.	560	26,914
Western Union Co.	842	15,552
Xerox Corp.	386	12,344
Xilinx, Inc.	488	61,874

		9,644,667

MATERIALS (2.5%)
Air Products & Chemicals, Inc.	421	80,394
Albemarle Corp.	203	16,642
Avery Dennison Corp.	162	18,306
Ball Corp.	641	37,088
Celanese Corp. Cl A	247	24,357
CF Industries Hldgs., Inc.	428	17,497
DowDuPont, Inc.	4,334	231,045
Eastman Chemical Co.	268	20,336
Ecolab, Inc.	486	85,798
FMC Corp.	259	19,896
Freeport-McMoRan, Inc.	2,778	35,808
International Flavors & Fragrances, Inc.	194	24,985
International Paper Co.	769	35,582
Linde PLC	1,060	186,486
LyondellBasell Industries NV Cl A	586	49,271
Martin Marietta Materials, Inc.	120	24,142
Mosaic Co.	685	18,707
Newmont Mining Corp.	1,028	36,772
Nucor Corp.	588	34,310
Packaging Corp. of America	181	17,988
PPG Industries, Inc.	454	51,243
Sealed Air Corp.	298	13,726
Sherwin-Williams Co.	157	67,621
Vulcan Materials Co.	254	30,074
WestRock Co.	490	18,791

		1,196,865

REAL ESTATE (2.9%)
Alexandria Real Estate Equities, Inc.	217	30,936
American Tower Corp.	848	167,107
Apartment Investment & Management Co. Cl A	299	15,037
AvalonBay Communities, Inc.	267	53,595
Boston Properties, Inc.	297	39,762
CBRE Group, Inc. Cl A*	603	29,818
Crown Castle International Corp.	800	102,400
Digital Realty Trust, Inc.	401	47,719
Duke Realty Corp.	692	21,161
Equinix, Inc.	160	72,506
Equity Residential	711	53,553

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

Essex Property Trust, Inc.	126	36,444
Extra Space Storage, Inc.	245	24,968
Federal Realty Investment Trust	144	19,850
HCP, Inc.	919	28,765
Host Hotels & Resorts, Inc.	1,427	26,970
Iron Mountain, Inc.	552	19,574
Kimco Realty Corp.	811	15,004
Macerich Co.	205	8,887
Mid-America Apartment Communities, Inc.	219	23,943
Prologis, Inc.	1,215	87,419
Public Storage	289	62,938
Realty Income Corp.	586	43,106
Regency Centers Corp.	323	21,799
SBA Communications Corp. Cl A*	217	43,326
Simon Property Group, Inc.	598	108,962
SL Green Realty Corp.	162	14,567
UDR, Inc.	531	24,139
Ventas, Inc.	685	43,710
Vornado Realty Trust	334	22,525
Welltower, Inc.	743	57,657
Weyerhaeuser Co.	1,434	37,772

		1,405,919

UTILITIES (3.1%)
AES Corp.	1,271	22,980
Alliant Energy Corp.	455	21,444
Ameren Corp.	470	34,568
American Electric Power Co., Inc.	951	79,646
American Water Works Co., Inc.	347	36,178
Atmos Energy Corp.	225	23,159
CenterPoint Energy, Inc.	966	29,656
CMS Energy Corp.	546	30,325
Consolidated Edison, Inc.	619	52,497
Dominion Energy, Inc.	1,540	118,056
DTE Energy Co.	350	43,659
Duke Energy Corp.	1,400	126,000
Edison International	627	38,824
Entergy Corp.	366	35,001
Evergy, Inc.	490	28,445
Eversource Energy	610	43,280
Exelon Corp.	1,868	93,643
FirstEnergy Corp.	967	40,237
NextEra Energy, Inc.	920	177,854
NiSource, Inc.	717	20,549
NRG Energy, Inc.	543	23,067
Pinnacle West Capital Corp.	216	20,645
PPL Corp.	1,388	44,055
Public Svc. Enterprise Group, Inc.	975	57,925
Sempra Energy	527	66,328
Southern Co.	1,993	102,997
WEC Energy Group, Inc.	607	48,002
Xcel Energy, Inc.	989	55,592

		1,514,612

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $32,861,834) 95.6%		46,344,921

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.5%)
U.S. Treasury Bill (1)	A-1+	2.38	05/16/19	250,000	249,263

COMMERCIAL PAPER (3.7%)
Cargill Global Funding PLC†	A-1	2.40	04/01/19	1,300,000	1,300,000
Coca-Cola Co.†	A-1	2.46	05/22/19	500,000	498,265

					1,798,265

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $2,047,527) 4.2%					2,047,528

TEMPORARY CASH INVESTMENT (0.1%)
Citibank, New York Time Deposit		1.68	04/01/19	54,966	54,966

TOTAL TEMPORARY CASH INVESTMENT (Cost: $54,966) 0.1%					54,966

TOTAL INVESTMENTS (Cost: $34,964,327) 99.9%					48,447,415

OTHER NET ASSETS 0.1%					45,991

NET ASSETS 100.0%					$48,493,406

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (2.4%)
AMC Networks, Inc. Cl A*	613	34,794
Cable One, Inc.	68	66,734
Cars.com, Inc.*	853	19,448
Cinemark Hldgs., Inc.	1,459	58,345
John Wiley & Sons, Inc. Cl A	653	28,876
Live Nation Entertainment, Inc.*	1,895	120,408
Meredith Corp.	549	30,338
New York Times Co. Cl A	1,949	64,025
TEGNA, Inc.	2,957	41,694
Telephone & Data Systems, Inc.	1,286	39,519
World Wrestling Entertainment, Inc. Cl A	599	51,981
Yelp, Inc. Cl A*	1,040	35,880

		592,042

CONSUMER DISCRETIONARY (10.9%)
Aaron’s, Inc.	923	48,550
Adient PLC	1,198	15,526
Adtalem Global Education, Inc.*	793	36,732
American Eagle Outfitters, Inc.	2,291	50,791
AutoNation, Inc.*	791	28,255
Bed Bath & Beyond, Inc.	1,884	32,009
Boyd Gaming Corp.	1,098	30,041
Brinker International, Inc.	513	22,767
Brunswick Corp.	1,194	60,094
Caesars Entertainment Corp.*	8,018	69,676
Carter’s, Inc.	625	62,994
Cheesecake Factory, Inc.	572	27,982
Churchill Downs, Inc.	487	43,957
Cracker Barrel Old Country Store, Inc.	330	53,331
Dana, Inc.	1,961	34,788
Deckers Outdoor Corp.*	401	58,943
Delphi Technologies PLC	1,199	23,093
Dick’s Sporting Goods, Inc.	1,011	37,215
Dillard’s, Inc. Cl A	253	18,221
Domino’s Pizza, Inc.	564	145,568
Dunkin’ Brands Group, Inc.	1,131	84,938
Eldorado Resorts, Inc.*	895	41,788
Five Below, Inc.*	764	94,927
Gentex Corp.	3,556	73,538
Goodyear Tire & Rubber Co.	3,185	57,808
Graham Hldgs. Co. Cl B	59	40,308
Helen of Troy Ltd.*	351	40,702
International Speedway Corp. Cl A	327	14,267
Jack in the Box, Inc.	354	28,695
KB Home	1,164	28,134
Marriott Vacations Worldwide Corp.	540	50,490
Michaels Cos., Inc.*	1,244	14,207
Murphy USA, Inc.*	412	35,275
NVR, Inc.*	46	127,282
Ollie’s Bargain Outlet Hldgs., Inc.*	707	60,328
Papa John’s International, Inc.	309	16,362
Penn National Gaming, Inc.*	1,459	29,326
Polaris Industries, Inc.	785	66,278
Pool Corp.	541	89,249
Sally Beauty Hldgs., Inc.*	1,653	30,432
Scientific Games Corp.*	758	15,478

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

Service Corp. International	2,501	100,415
Signet Jewelers Ltd.	710	19,284
Six Flags Entertainment Corp.	981	48,412
Skechers U.S.A., Inc. Cl A*	1,821	61,204
Sotheby’s*	452	17,063
Tempur Sealy International, Inc.*	629	36,274
Texas Roadhouse, Inc. Cl A	915	56,904
Thor Industries, Inc.	722	45,031
Toll Brothers, Inc.	1,847	66,861
TRI Pointe Group, Inc.*	1,946	24,597
Tupperware Brands Corp.	668	17,087
Urban Outfitters, Inc.*	1,031	30,559
Visteon Corp.*	387	26,064
Weight Watchers International, Inc.*	532	10,720
Wendy’s Co.	2,507	44,850
Williams-Sonoma, Inc.	1,096	61,672
Wyndham Destinations, Inc.	1,300	52,637
Wyndham Hotels & Resorts, Inc.	1,349	67,437

		2,727,416

CONSUMER STAPLES (2.6%)
Boston Beer Co., Inc. Cl A*	119	35,073
Casey’s General Stores, Inc.	503	64,771
Edgewell Personal Care Co.*	744	32,654
Energizer Hldgs., Inc.	870	39,089
Flowers Foods, Inc.	2,514	53,599
Hain Celestial Group, Inc.*	1,229	28,414
Ingredion, Inc.	915	86,641
Lancaster Colony Corp.	268	41,993
Nu Skin Enterprises, Inc. Cl A	760	36,374
Post Hldgs., Inc.*	911	99,663
Sanderson Farms, Inc.	268	35,333
Sprouts Farmers Market, Inc.*	1,711	36,855
Tootsie Roll Industries, Inc.	261	9,720
TreeHouse Foods, Inc.*	769	49,639

		649,818

ENERGY (3.5%)
Apergy Corp.*	1,058	43,441
Callon Petroleum Co.*	3,124	23,586
Chesapeake Energy Corp.*	14,208	44,045
CNX Resources Corp.*	2,712	29,208
Core Laboratories N.V.	607	41,841
Ensco PLC Cl A	5,990	23,541
EQT Corp.	3,499	72,569
Equitrans Midstream Corp.	2,781	60,570
Matador Resources Co.*	1,411	27,275
McDermott International, Inc.*	2,486	18,496
Murphy Oil Corp.	2,235	65,485
Oasis Petroleum, Inc.*	3,692	22,300
Oceaneering International, Inc.*	1,355	21,368
Patterson-UTI Energy, Inc.	2,932	41,107
PBF Energy, Inc. Cl A	1,648	51,319
QEP Resources, Inc.*	3,254	25,349
Range Resources Corp.	2,841	31,933
Rowan Cos PLC Cl A*	1,739	18,764
SM Energy Co.	1,421	24,853
Southwestern Energy Co.*	7,399	34,701
Transocean Ltd.*	6,927	60,334
World Fuel Svcs. Corp.	920	26,579
WPX Energy, Inc.*	5,427	71,148

		879,812

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

FINANCIALS (16.9%)
Alleghany Corp.*	200	122,480
American Financial Group, Inc.	970	93,324
Associated Banc-Corp.	2,266	48,379
BancorpSouth Bank	1,243	35,077
Bank of Hawaii Corp.	568	44,798
Bank OZK	1,659	48,078
Brown & Brown, Inc.	3,191	94,166
Cathay General Bancorp	1,051	35,639
Chemical Financial Corp.	982	40,419
CNO Financial Group, Inc.	2,207	35,709
Commerce Bancshares, Inc.	1,357	78,787
Cullen/Frost Bankers, Inc.	867	84,160
East West Bancorp, Inc.	1,994	95,652
Eaton Vance Corp.	1,579	63,650
Evercore, Inc. Cl A	564	51,324
FactSet Research Systems, Inc.	525	130,342
Federated Investors, Inc. Cl B	1,316	38,572
First American Financial Corp.	1,537	79,156
First Financial Bankshares, Inc.	931	53,793
First Horizon National Corp.	4,369	61,079
FNB Corp.	4,461	47,287
Fulton Financial Corp.	2,336	36,161
Genworth Financial, Inc. Cl A*	6,816	26,105
Green Dot Corp. Cl A*	656	39,787
Hancock Whitney Corp.	1,175	47,470
Hanover Insurance Group, Inc.	560	63,935
Home BancShares, Inc.	2,131	37,442
Interactive Brokers Group, Inc. Cl A	1,035	53,696
International Bancshares Corp.	748	28,446
iShares Core S&P Mid-Cap ETF	2,903	549,828
Janus Henderson Group PLC	2,263	56,530
Kemper Corp.	838	63,805
Legg Mason, Inc.	1,173	32,105
LendingTree, Inc.*	103	36,211
MarketAxess Hldgs., Inc.	517	127,223
Mercury General Corp.	372	18,626
Navient Corp.	2,993	34,629
New York Community Bancorp, Inc.	6,419	74,268
Old Republic International Corp.	3,917	81,944
PacWest Bancorp	1,659	62,395
Pinnacle Financial Partners, Inc.	1,002	54,809
Primerica, Inc.	583	71,213
Prosperity Bancshares, Inc.	912	62,983
Reinsurance Group of America, Inc. Cl A	865	122,813
RenaissanceRe Hldgs. Ltd.	583	83,661
SEI Investments Co.	1,773	92,639
Signature Bank	757	96,949
SLM Corp.	6,008	59,539
Sterling Bancorp	2,919	54,381
Stifel Financial Corp.	985	51,969
Synovus Financial Corp.	2,190	75,248
TCF Financial Corp.	2,253	46,615
Texas Capital Bancshares, Inc.*	690	37,667
Trustmark Corp.	895	30,099
UMB Financial Corp.	604	38,680
Umpqua Hldgs. Corp.	3,037	50,111
United Bankshares, Inc.	1,403	50,845
Valley National Bancorp	4,558	43,666
Washington Federal, Inc.	1,116	32,241

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

Webster Financial Corp.	1,267	64,199
Wintrust Financial Corp.	776	52,248
WR Berkley Corp.	1,327	112,423

		4,237,475

HEALTH CARE (8.9%)
Acadia Healthcare Co., Inc.*	1,217	35,670
Allscripts Healthcare Solutions, Inc.*	2,337	22,295
Amedisys, Inc.*	399	49,181
Avanos Medical, Inc.*	652	27,827
Bio-Rad Laboratories, Inc. Cl A*	277	84,673
Bio-Techne Corp.	518	102,849
Cantel Medical Corp.	498	33,311
Catalent, Inc.*	2,004	81,342
Charles River Laboratories International, Inc.*	663	96,301
Chemed Corp.	219	70,095
Covetrus, Inc.*	1,314	41,851
Encompass Health Corp.	1,355	79,132
Exelixis, Inc.*	4,123	98,127
Globus Medical, Inc. Cl A*	1,053	52,029
Haemonetics Corp.*	699	61,149
HealthEquity, Inc.*	748	55,337
Hill-Rom Hldgs., Inc.	918	97,180
ICU Medical, Inc.*	229	54,807
Inogen, Inc.*	245	23,366
Integra LifeSciences Hldgs. Corp.*	974	54,271
Ligand Pharmaceuticals, Inc.*	280	35,199
LivaNova PLC*	670	65,158
Mallinckrodt PLC*	1,146	24,914
Masimo Corp.*	673	93,062
Medidata Solutions, Inc.*	854	62,547
MEDNAX, Inc.*	1,212	32,930
Molina Healthcare, Inc.*	861	122,228
NuVasive, Inc.*	709	40,264
Patterson Cos., Inc.	1,133	24,756
PRA Health Sciences, Inc.*	813	89,666
Prestige Consumer Healthcare, Inc.*	709	21,206
STERIS PLC	1,163	148,899
Syneos Health, Inc. Cl A*	827	42,806
Tenet Healthcare Corp.*	1,143	32,964
United Therapeutics Corp.*	598	70,187
West Pharmaceutical Svcs., Inc.	1,022	112,624

		2,240,203

INDUSTRIALS (14.1%)
Acuity Brands, Inc.	548	65,765
AECOM*	2,142	63,553
AGCO Corp.	884	61,482
ASGN, Inc.*	724	45,967
Avis Budget Group, Inc.*	871	30,363
Brink’s Co.	680	51,279
Carlisle Cos., Inc.	784	96,134
Clean Harbors, Inc.*	699	49,999
Colfax Corp.*	1,306	38,762
Crane Co.	698	59,065
Curtiss-Wright Corp.	588	66,644
Deluxe Corp.	598	26,145
Donaldson Co., Inc.	1,754	87,805
Dycom Industries, Inc.*	435	19,984
EMCOR Group, Inc.	769	56,198
EnerSys	591	38,510
GATX Corp.	502	38,338

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

Genesee & Wyoming, Inc. Cl A*	771	67,185
Graco, Inc.	2,265	112,163
Granite Construction, Inc.	642	27,702
Healthcare Svcs. Group, Inc.	1,013	33,419
Herman Miller, Inc.	808	28,425
HNI Corp.	597	21,665
Hubbell, Inc. Cl B	750	88,485
IDEX Corp.	1,039	157,658
Insperity, Inc.	514	63,561
ITT, Inc.	1,200	69,600
JetBlue Airways Corp.*	4,228	69,170
KBR, Inc.	1,930	36,844
Kennametal, Inc.	1,127	41,417
Kirby Corp.*	741	55,656
Knight-Swift Transportation Hldgs., Inc. Cl A	1,718	56,144
Landstar System, Inc.	551	60,274
Lennox International, Inc.	494	130,614
Lincoln Electric Hldgs., Inc.	867	72,715
ManpowerGroup, Inc.	829	68,550
MasTec, Inc.*	848	40,789
MSA Safety, Inc.	479	49,529
MSC Industrial Direct Co., Inc. Cl A	620	51,280
Nordson Corp.	710	94,089
NOW, Inc.*	1,487	20,758
nVent Electric PLC	2,215	59,761
Old Dominion Freight Line, Inc.	892	128,796
Oshkosh Corp.	964	72,425
Pitney Bowes, Inc.	2,580	17,725
Regal Beloit Corp.	587	48,058
Resideo Technologies, Inc.*	1,680	32,407
Ryder System, Inc.	731	45,315
Stericycle, Inc.*	1,168	63,563
Teledyne Technologies, Inc.*	495	117,320
Terex Corp.	852	27,375
Timken Co.	934	40,741
Toro Co.	1,454	100,093
Trex Co., Inc.*	810	49,831
Trinity Industries, Inc.	1,829	39,744
Valmont Industries, Inc.	302	39,290
Watsco, Inc.	441	63,156
Werner Enterprises, Inc.	601	20,524
Woodward, Inc.	765	72,591
XPO Logistics, Inc.*	1,497	80,449

		3,532,849

INFORMATION TECHNOLOGY (15.0%)
ACI Worldwide, Inc.*	1,593	52,362
ARRIS International PLC*	2,252	71,186
Arrow Electronics, Inc.*	1,166	89,852
Avnet, Inc.	1,491	64,665
Belden, Inc.	541	29,052
Blackbaud, Inc.	665	53,020
CACI International, Inc. Cl A*	341	62,069
CDK Global, Inc.	1,713	100,759
Ciena Corp.*	1,975	73,747
Cirrus Logic, Inc.*	812	34,161
Cognex Corp.	2,344	119,216
Coherent, Inc.*	334	47,334
CommVault Systems, Inc.*	531	34,377
CoreLogic, Inc.*	1,101	41,023
Cree, Inc.*	1,429	81,767

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

Cypress Semiconductor Corp.	5,023	74,943
Fair Isaac Corp.*	399	108,380
First Solar, Inc.*	1,040	54,954
Integrated Device Technology, Inc.*	1,775	86,957
InterDigital, Inc.	448	29,559
j2 Global, Inc.	635	54,991
Jabil, Inc.	1,925	51,186
Leidos Hldgs., Inc.	2,009	128,757
Littelfuse, Inc.	341	62,226
LiveRamp Hldgs., Inc.*	1,164	63,519
LogMeIn, Inc.	697	55,830
Lumentum Hldgs., Inc.*	1,049	59,310
Manhattan Associates, Inc.*	893	49,213
MAXIMUS, Inc.	877	62,249
MKS Instruments, Inc.	743	69,136
Monolithic Power Systems, Inc.	541	73,300
National Instruments Corp.	1,545	68,536
NCR Corp.*	1,630	44,483
NetScout Systems, Inc.*	966	27,116
Perspecta, Inc.	1,935	39,126
Plantronics, Inc.	446	20,565
PTC, Inc.*	1,468	135,320
Sabre Corp.	3,773	80,704
Science Applications International Corp.	697	53,634
Silicon Laboratories, Inc.*	592	47,869
Synaptics, Inc.*	473	18,802
SYNNEX Corp.	569	54,277
Tech Data Corp.*	514	52,639
Teradata Corp.*	1,612	70,364
Teradyne, Inc.	2,384	94,979
Trimble, Inc.*	3,462	139,865
Tyler Technologies, Inc.*	525	107,310
Ultimate Software Group, Inc.*	435	143,607
Universal Display Corp.	579	88,500
Versum Materials, Inc.	1,495	75,213
ViaSat, Inc.*	780	60,450
Vishay Intertechnology, Inc.	1,817	33,560
WEX, Inc.*	593	113,850
Zebra Technologies Corp. Cl A*	742	155,471

		3,765,340

MATERIALS (6.3%)
Allegheny Technologies, Inc.*	1,734	44,338
AptarGroup, Inc.	864	91,921
Ashland Global Hldgs., Inc.	859	67,114
Bemis Co., Inc.	1,253	69,516
Cabot Corp.	817	34,012
Carpenter Technology Corp.	650	29,803
Chemours Co.	2,297	85,357
Commercial Metals Co.	1,615	27,584
Compass Minerals International, Inc.	462	25,119
Domtar Corp.	867	43,047
Eagle Materials, Inc.	631	53,193
Greif, Inc. Cl A	359	14,809
Ingevity Corp.*	570	60,198
Louisiana-Pacific Corp.	1,860	45,347
Minerals Technologies, Inc.	482	28,337
NewMarket Corp.	120	52,027
Olin Corp.	2,264	52,389
Owens-Illinois, Inc.	2,103	39,915
PolyOne Corp.	1,066	31,244

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

Reliance Steel & Aluminum Co.	924	83,400
Royal Gold, Inc.	900	81,837
RPM International, Inc.	1,806	104,820
Scotts Miracle-Gro Co.	538	42,276
Sensient Technologies Corp.	580	39,318
Silgan Hldgs., Inc.	1,059	31,378
Sonoco Products Co.	1,370	84,296
Steel Dynamics, Inc.	3,168	111,735
United States Steel Corp.	2,391	46,601
Valvoline, Inc.	2,573	47,755
Worthington Industries, Inc.	542	20,227

		1,588,913

REAL ESTATE (9.3%)
Alexander & Baldwin, Inc.	929	23,634
American Campus Communities, Inc.	1,882	89,546
Brixmor Property Group, Inc.	4,101	75,335
Camden Property Trust	1,325	134,488
CoreCivic, Inc.	1,630	31,704
CoreSite Realty Corp.	506	54,152
Corporate Office Properties Trust	1,516	41,387
Cousins Properties, Inc.	5,773	55,767
CyrusOne, Inc.	1,478	77,506
Douglas Emmett, Inc.	2,221	89,773
EPR Properties	1,027	78,976
First Industrial Realty Trust, Inc.	1,738	61,456
GEO Group, Inc.	1,656	31,795
Healthcare Realty Trust, Inc.	1,718	55,165
Highwoods Properties, Inc.	1,423	66,568
Hospitality Properties Trust	2,256	59,355
JBG SMITH Properties	1,515	62,645
Jones Lang LaSalle, Inc.	627	96,671
Kilroy Realty Corp.	1,388	105,432
Lamar Advertising Co. Cl A	1,169	92,655
Liberty Property Trust	2,032	98,389
Life Storage, Inc.	640	62,253
Mack-Cali Realty Corp.	1,240	27,528
Medical Properties Trust, Inc.	5,242	97,029
National Retail Properties, Inc.	2,217	122,800
Omega Healthcare Investors, Inc.	2,801	106,858
Pebblebrook Hotel Trust	1,793	55,691
PotlatchDeltic Corp.	933	35,258
Rayonier, Inc.	1,777	56,011
Realogy Hldgs. Corp.	1,552	17,693
Sabra Health Care REIT, Inc.	2,453	47,760
Senior Housing Properties Trust	3,262	38,426
Tanger Factory Outlet Centers, Inc.	1,286	26,980
Taubman Centers, Inc.	840	44,419
Uniti Group, Inc.	2,435	27,248
Urban Edge Properties	1,564	29,716
Weingarten Realty Investors	1,638	48,108

		2,326,177

UTILITIES (4.3%)
ALLETE, Inc.	707	58,137
Aqua America, Inc.	2,447	89,169
Black Hills Corp.	742	54,960
Hawaiian Electric Industries, Inc.	1,497	61,033
IDACORP, Inc.	692	68,882
MDU Resources Group, Inc.	2,691	69,508
National Fuel Gas Co.	1,184	72,177
New Jersey Resources Corp.	1,218	60,644

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

NorthWestern Corp.	690	48,583
OGE Energy Corp.	2,745	118,364
ONE Gas, Inc.	720	64,101
PNM Resources, Inc.	1,093	51,743
Southwest Gas Hldgs., Inc.	727	59,803
Spire, Inc.	697	57,356
UGI Corp.	2,387	132,286

		1,066,746

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $19,794,391) 94.2%		23,606,791

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (4.8%)
U.S. Treasury Bill (1)	A-1+	2.38	05/16/19	200,000	199,410
U.S. Treasury Bill	A-1+	2.39	04/16/19	1,000,000	999,008

					1,198,418

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,198,418) 4.8%					1,198,418

TEMPORARY CASH INVESTMENT (1.2%)
Citibank, New York Time Deposit		1.68	04/01/19	314,193	314,193

TOTAL TEMPORARY CASH INVESTMENT (Cost: $314,193) 1.2%					314,193

TOTAL INVESTMENTS (Cost: $21,307,002) 100.2%					25,119,402

OTHER NET ASSETS -0.2%					(62,375)

NET ASSETS 100.0%					$25,057,027

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (1.7%)
MSG Networks, Inc. Cl A*	3,139	68,273
ORBCOMM, Inc.*	9,235	62,614
Shenandoah Telecommunications Co.	1,039	46,090

		176,977

CONSUMER DISCRETIONARY (7.7%)
Belmond Ltd. Cl A*	5,652	140,904
Dave & Buster’s Entertainment, Inc.	1,711	85,327
Houghton Mifflin Harcourt Co.*	4,555	33,115
Lithia Motors, Inc. Cl A	1,941	180,028
Marriott Vacations Worldwide Corp.	851	79,569
Playa Hotels & Resorts NV*	11,503	87,768
Red Rock Resorts, Inc. Cl A	1,207	31,201
Sleep Number Corp.*	1,295	60,865
Stamps.com, Inc.*	550	44,775
Unifi, Inc.*	2,399	46,421
ZAGG, Inc.*	2,867	26,004

		815,977

CONSUMER STAPLES (1.9%)
Crimson Wine Group Ltd.*	13,315	109,583
Orchids Paper Products Co.*	7,992	9,910
Vector Group Ltd.	7,375	79,576

		199,069

ENERGY (6.0%)
Abraxas Petroleum Corp.*	15,164	18,955
C&J Energy Svcs., Inc.*	1,740	27,005
Callon Petroleum Co.*	6,704	50,615
Carrizo Oil & Gas, Inc.*	3,402	42,423
CrossAmerica Partners LP*	3,005	54,871
Matrix Svcs. Co.*	1,944	38,064
PBF Energy, Inc. Cl A	5,078	158,129
PDC Energy, Inc.*	1,837	74,729
ProPetro Hldg. Corp.*	4,307	97,080
Range Resources Corp.	3,034	34,102
Whiting Petroleum Corp.*	1,517	39,654

		635,627

FINANCIALS (28.8%)
American Equity Investment Life Hldg. Co.	3,905	105,513
Argo Group International Hldgs. Ltd.	600	42,396
BancFirst Corp.	2,986	155,720
Bank of Marin Bancorp	2,516	102,376
Banner Corp.	2,337	126,595
Blackstone Mortgage Trust, Inc. Cl A	2,300	79,488
Brookline Bancorp, Inc.	9,222	132,797
Bryn Mawr Bank Corp.	2,698	97,479
Cadence Bancorporation Cl A	3,365	62,421
CenterState Bank Corp.	2,240	53,334
Columbia Banking System, Inc.	1,368	44,720
Dime Community Bancshares, Inc.	4,071	76,250
Ellington Financial LLC*	8,008	143,343
Enterprise Financial Svcs. Corp.	2,912	118,722
Fifth Third Bancorp	3,103	78,258
First Interstate BancSystem, Inc. Cl A	3,414	135,946
Flushing Financial Corp.	3,105	68,093
Glacier Bancorp, Inc.	2,188	87,673
Great Southern Bancorp, Inc.	1,138	59,062
IBERIABANK Corp.	1,184	84,905
Investors Bancorp, Inc.	4,173	49,450
iShares Russell 2000 Value ETF	690	105,632
Marlin Business Svcs. Corp.	4,808	103,372

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

NMI Hldgs., Inc. Cl A*	9,558	247,265
Northfield Bancorp, Inc.	6,728	93,519
Selective Insurance Group, Inc.	2,983	188,764
Sterling Bancorp	2,147	39,999
Stock Yards Bancorp, Inc.	5,413	183,014
TriCo Bancshares	1,828	71,822
UMB Financial Corp.	994	63,656
United Financial Bancorp, Inc.	1,730	24,826
Wintrust Financial Corp.	432	29,086

		3,055,496

HEALTH CARE (5.1%)
Avanos Medical, Inc.*	912	38,924
Emergent BioSolutions, Inc.*	881	44,508
Exact Sciences Corp.*	429	37,160
LivaNova PLC*	260	25,285
Pacific Biosciences of California, Inc.*	5,646	40,821
Pacira Pharmaceuticals, Inc.*	873	33,226
Sientra, Inc.*	1,930	16,559
Supernus Pharmaceuticals, Inc.*	4,394	153,966
Vericel Corp.*	3,871	67,781
Wright Medical Group NV*	2,519	79,223

		537,453

INDUSTRIALS (13.2%)
AAR Corp.	2,320	75,423
Builders FirstSource, Inc.*	2,034	27,134
Daseke, Inc.*	10,256	52,203
EMCOR Group, Inc.	792	57,879
Encore Wire Corp.	2,735	156,497
Hyster-Yale Materials Handling, Inc.	1,052	65,603
ICF International, Inc.	850	64,668
Kratos Defense & Security Solutions, Inc.*	2,850	44,545
LSC Communications, Inc.	4,902	32,010
Miller Industries, Inc.	6,061	186,982
Mueller Industries, Inc.	11,062	346,683
Spirit Airlines, Inc.*	1,060	56,032
Trex Co., Inc.*	1,060	65,211
Universal Forest Products, Inc.	2,429	72,603
VSE Corp.	3,313	104,624

		1,408,097

INFORMATION TECHNOLOGY (11.5%)
Aerohive Networks, Inc.*	6,705	30,374
Anixter International, Inc.*	892	50,050
Ciena Corp.*	1,880	70,199
Comtech Telecommunications Corp.	849	19,714
Cray, Inc.*	2,281	59,420
Everspin Technologies, Inc.*	2,711	20,766
Five9, Inc.*	570	30,113
II-VI, Inc.*	995	37,054
KEMET Corp.	1,570	26,643
Lumentum Hldgs., Inc.*	754	42,631
ManTech International Corp. Cl A	900	48,618
MaxLinear, Inc. Cl A*	2,641	67,425
MKS Instruments, Inc.	220	20,471
Perficient, Inc.*	1,653	45,276
Perspecta, Inc.	2,111	42,685
Plexus Corp.*	790	48,150
Proofpoint, Inc.*	540	65,572
Rapid7, Inc.*	470	23,787
Richardson Electronics Ltd.*	13,267	89,950
Rogers Corp.*	84	13,346
Sequans Communications S.A. ADR*	21,366	23,502
SYNNEX Corp.	1,177	112,274

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

ViaSat, Inc.*	1,290	99,975
Xperi Corp.	2,373	55,528
Xura, Inc.*	3,068	76,700	††

		1,220,223

MATERIALS (3.7%)
Berry Global Group, Inc.*	1,056	56,887
Boise Cascade Co.	1,674	44,796
Cleveland-Cliffs, Inc.	5,840	58,341
Ferro Corp.*	2,240	42,403
Kaiser Aluminum Corp.	734	76,872
Olin Corp.	2,850	65,949
U.S. Concrete, Inc.*	1,121	46,432

		391,680

REAL ESTATE (10.5%)
Alexander’s, Inc.	127	47,773
Chatham Lodging Trust	2,689	51,736
Chesapeake Lodging Trust	3,575	99,421
Cousins Properties, Inc.	9,917	95,798
Easterly Government Properties, Inc.	5,664	102,009
GEO Group, Inc.	5,466	104,947
Highwoods Properties, Inc.	2,276	106,471
JBG SMITH Properties	1,957	80,922
Medical Properties Trust, Inc.	6,548	121,204
Pennsylvania REIT	4,069	25,594
RLJ Lodging Trust	2,340	41,114
Sabra Health Care REIT, Inc.	4,022	78,308
Summit Hotel Properties, Inc.	1,879	21,439
Terreno Realty Corp.	2,718	114,265
Urstadt Biddle Properties, Inc. Cl A	1,467	30,279

		1,121,280

UTILITIES (6.4%)
Avista Corp.	2,348	95,376
Black Hills Corp.	1,290	95,550
IDACORP, Inc.	1,053	104,816
Northwest Natural Hldg. Co.	1,009	66,221
NorthWestern Corp.	1,400	98,574
PNM Resources, Inc.	2,219	105,047
Portland General Electric Co.	2,118	109,797

		675,381

TOTAL COMMON STOCKS (Cost: $9,329,610) 96.5%		10,237,260

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (3.8%)
U.S. Treasury Bill	A-1+	2.40	05/02/19	400,000	399,178

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $399,178) 3.8%					399,178

TEMPORARY CASH INVESTMENT (0.5%)
Citibank, New York Time Deposit		1.68	04/01/19	56,116	56,116

TOTAL TEMPORARY CASH INVESTMENT (Cost: $56,116) 0.5%					56,116

TOTAL INVESTMENTS (Cost: $9,784,904) 100.8%					10,692,554

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

OTHER NET ASSETS -0.8%	(78,600)

NET ASSETS 100.0%	$10,613,954

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (3.8%)
Lions Gate Entertainment Corp. Cl B	3,770	56,927
Nexstar Media Group, Inc. Cl A	601	65,130
ORBCOMM, Inc.*	5,498	37,277
Shenandoah Telecommunications Co.	1,510	66,984
Take-Two Interactive Software, Inc.*	339	31,992
World Wrestling Entertainment, Inc. Cl A	695	60,312

		318,622

CONSUMER DISCRETIONARY (14.2%)
American Axle & Manufacturing Hldgs., Inc.*	3,837	54,908
Belmond Ltd. Cl A*	3,501	87,280
Bloomin’ Brands, Inc.	7,423	151,800
Dave & Buster’s Entertainment, Inc.	1,470	73,309
Etsy, Inc.*	1,555	104,527
Five Below, Inc.*	1,305	162,146
Grand Canyon Education, Inc.*	353	40,422
Haverty Furniture Cos., Inc.	3,687	80,672
Lithia Motors, Inc. Cl A	768	71,232
Red Rock Resorts, Inc. Cl A	4,671	120,745
Sleep Number Corp.*	988	46,436
Stamps.com, Inc.*	258	21,004
Steven Madden Ltd.	3,761	127,272
Thor Industries, Inc.	637	39,730
Weight Watchers International, Inc.*	942	18,981
ZAGG, Inc.*	992	8,997

		1,209,461

CONSUMER STAPLES (0.5%)
Vector Group Ltd.	3,737	40,322

ENERGY (1.1%)
Kosmos Energy Ltd.	9,800	61,054
Whiting Petroleum Corp.*	1,358	35,498

		96,552

FINANCIALS (8.1%)
Allegiance Bancshares, Inc.*	895	30,179
AMERISAFE, Inc.	849	50,430
First Merchants Corp.	2,148	79,154
Heritage Financial Corp.	2,815	84,844
iShares Micro-Cap ETF	943	87,473
Moelis & Co. Cl A	2,145	89,253
Pinnacle Financial Partners, Inc.	587	32,109
Primerica, Inc.	517	63,151
S&T Bancorp, Inc.	773	30,557
Starwood Property Trust, Inc.	2,256	50,422
TriState Capital Hldgs., Inc.*	2,820	57,613
United Insurance Hldgs., Corp.	2,216	35,234

		690,419

HEALTH CARE (26.4%)
ACADIA Pharmaceuticals, Inc.*	1,551	41,644
Acceleron Pharma, Inc.*	873	40,656
Agios Pharmaceuticals, Inc.*	317	21,378
Alder Biopharmaceuticals, Inc.*	1,570	21,430
Amicus Therapeutics, Inc.*	3,007	40,895
Aptinyx, Inc.*	916	3,710
Array BioPharma, Inc.*	2,538	61,876
AxoGen, Inc.*	1,245	26,220
Blueprint Medicines Corp.*	614	49,151
Cambrex Corp.*	889	34,538

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

CareDx, Inc.*	918	28,935
Editas Medicine, Inc.*	956	23,374
Emergent BioSolutions, Inc.*	1,364	68,909
Evolent Health, Inc. Cl A*	2,141	26,934
Exact Sciences Corp.*	828	71,721
FibroGen, Inc.*	522	28,371
Flexion Therapeutics, Inc.*	1,275	15,912
Global Blood Therapeutics, Inc.*	400	21,172
Globus Medical, Inc. Cl A*	1,074	53,066
HealthEquity, Inc.*	642	47,495
Horizon Pharma PLC*	2,697	71,282
ICU Medical, Inc.*	182	43,558
Inogen, Inc.*	286	27,276
Insulet Corp.*	424	40,318
Intersect ENT, Inc.*	1,187	38,162
iRhythm Technologies, Inc.*	611	45,801
Karyopharm Therapeutics, Inc.*	3,189	18,624
LHC Group, Inc.*	484	53,656
LivaNova PLC*	487	47,361
Madrigal Pharmaceuticals, Inc.*	207	25,929
Masimo Corp.*	280	38,719
Medicines Co.*	1,289	36,028
Medidata Solutions, Inc.*	743	54,417
Neogen Corp.*	740	42,469
NeoGenomics, Inc.*	1,290	26,393
Neurocrine Biosciences, Inc.*	350	30,835
Omnicell, Inc.*	752	60,792
Pacira Pharmaceuticals, Inc.*	516	19,639
PetIQ, Inc.* Cl A	1,146	35,996
Portola Pharmaceuticals, Inc.*	1,161	40,287
Quidel Corp.*	780	51,067
Repligen Corp.*	1,220	72,078
Sage Therapeutics, Inc.*	226	35,945
Sientra, Inc.*	3,615	31,017
Spark Therapeutics, Inc.*	522	59,445
STAAR Surgical Co.*	1,106	37,814
Supernus Pharmaceuticals, Inc.*	2,334	81,783
Tabula Rasa HealthCare, Inc.*	732	41,299
Tactile Systems Technology, Inc.*	962	50,717
Ultragenyx Pharmaceutical, Inc.*	546	37,871
Vericel Corp.*	2,643	46,279
WellCare Health Plans, Inc.*	104	28,054
Wright Medical Group NV*	1,932	60,761
Xencor, Inc.*	1,306	40,564
Zogenix, Inc.*	718	39,497

		2,239,120

INDUSTRIALS (15.9%)
AAR Corp.	1,070	34,786
Advanced Disposal Svcs., Inc.*	1,665	46,620
Aerovironment, Inc.*	695	47,545
Altra Industrial Motion Corp.	2,962	91,970
ASGN, Inc.*	856	54,348
BG Staffing, Inc.	1,139	24,876
Brink’s Co.	1,697	127,971
Echo Global Logistics, Inc.*	2,771	68,665
EMCOR Group, Inc.	637	46,552
EnerSys	573	37,337
EnPro Industries, Inc.	856	55,169
Exponent, Inc.	1,030	59,452
Generac Hldgs., Inc.*	954	48,873

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

Gorman-Rupp Co.	2,451	83,187
Heidrick & Struggles International, Inc.	911	34,919
John Bean Technologies Corp.	497	45,669
Knight-Swift Transportation Hldgs., Inc. Cl A	1,831	59,837
Knoll, Inc.	2,184	41,299
Kratos Defense & Security Solutions, Inc.*	2,365	36,965
Simpson Manufacturing Co., Inc.	1,232	73,021
Spirit Airlines, Inc.*	899	47,521
Teledyne Technologies, Inc.*	361	85,560
Trex Co., Inc.*	1,612	99,170

		1,351,312

INFORMATION TECHNOLOGY (20.3%)
Altair Engineering, Inc. Cl A*	1,044	38,430
Cornerstone OnDemand, Inc.*	790	43,276
Cray, Inc.*	1,809	47,124
Cypress Semiconductor Corp.	2,870	42,820
Entegris, Inc.	1,336	47,682
EPAM Systems, Inc.*	527	89,132
Everspin Technologies, Inc.*	3,739	28,641
Five9, Inc.*	2,656	140,317
Globant S.A.*	866	61,832
HubSpot, Inc.*	377	62,661
II-VI, Inc.*	1,359	50,609
Integrated Device Technology, Inc.*	607	29,737
Itron, Inc.*	603	28,130
LogMeIn, Inc.	477	38,208
Lumentum Hldgs., Inc.*	740	41,840
MaxLinear, Inc. Cl A*	1,945	49,656
MKS Instruments, Inc.	464	43,175
New Relic, Inc.*	1,479	145,977
Perficient, Inc.*	1,615	44,235
Pluralsight, Inc.* Cl A	591	18,758
Proofpoint, Inc.*	636	77,229
Pure Storage, Inc. Cl A*	1,122	24,448
Q2 Hldgs., Inc.*	1,064	73,693
Rapid7, Inc.*	2,942	148,895
Rogers Corp.*	222	35,271
SailPoint Technologies Hldg., Inc.*	1,360	39,059
Science Applications International Corp.	352	27,086
SYNNEX Corp.	519	49,507
ViaSat, Inc.*	825	63,938
Xperi Corp.	1,732	40,529
Zendesk, Inc.*	631	53,635

		1,725,530

MATERIALS (2.8%)
Berry Global Group, Inc.*	921	49,614
Ferro Corp.*	2,716	51,414
Ferroglobe Representation & Warranty Insurance Trust*	1,185	0	††
Ingevity Corp.*	439	46,363
Livent Corp.*	1,005	12,341
Minerals Technologies, Inc.	572	33,628
U.S. Concrete, Inc.*	1,113	46,101

		239,461

REAL ESTATE (2.7%)
Easterly Government Properties, Inc.	1,612	29,032
Pebblebrook Hotel Trust	2,003	62,213
QTS Realty Trust, Inc. Cl A	1,133	50,974
Terreno Realty Corp.	2,066	86,855

		229,074

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

UTILITIES (1.3%)
Chesapeake Utilities Corp.	699	63,756
Suburban Propane Partners LP	2,072	46,433

		110,189

TOTAL COMMON STOCKS (Cost: $7,159,448) 97.1%		8,250,062

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (3.5%)
Citibank, New York Time Deposit	1.68	04/01/19	296,567	296,567

TOTAL TEMPORARY CASH INVESTMENT (Cost: $296,567) 3.5%				296,567

TOTAL INVESTMENTS (Cost: $7,456,015) 100.6%				8,546,629

OTHER NET ASSETS -0.6%				(49,970)

NET ASSETS 100.0%				$8,496,659

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (33.5%)
U.S. Treasury Bond	AA+	2.88	05/15/43	200,000	203,492
U.S. Treasury Note	AA+	1.63	02/15/26	90,000	86,045
U.S. Treasury Note	AA+	2.00	11/15/26	600,000	585,797
U.S. Treasury Note	AA+	2.25	02/15/27	150,000	148,951
U.S. Treasury Note	AA+	2.25	08/15/27	1,200,000	1,189,547
U.S. Treasury Note	AA+	2.25	11/15/27	500,000	495,137
U.S. Treasury Note	AA+	2.38	05/15/27	1,550,000	1,552,906
U.S. Treasury Note	AA+	2.63	02/15/29	500,000	509,727
U.S. Treasury Note	AA+	2.75	05/31/23	250,000	255,156
U.S. Treasury Strip	AA+	0.00	08/15/28	1,000,000	792,360
U.S. Treasury Strip	AA+	0.00	08/15/29	1,100,000	847,688

					6,666,806

U.S. GOVERNMENT AGENCIES (29.1%)
MORTGAGE-BACKED OBLIGATIONS (29.1%)
FHLMC	AA+	2.50	09/01/27	39,389	39,399
FHLMC	AA+	3.00	06/01/27	23,884	24,196
FHLMC	AA+	3.00	08/01/27	24,888	25,195
FHLMC	AA+	3.00	02/01/32	37,852	38,285
FHLMC	AA+	3.00	11/01/42	38,044	38,081
FHLMC	AA+	3.00	04/01/43	48,208	48,255
FHLMC	AA+	3.50	05/01/42	62,591	63,979
FHLMC	AA+	3.50	01/01/43	44,899	45,839
FHLMC	AA+	3.50	04/01/43	71,997	73,542
FHLMC	AA+	3.50	11/01/43	67,289	68,780
FHLMC	AA+	3.50	07/01/45	67,569	69,198
FHLMC	AA+	3.50	05/01/46	70,510	71,762
FHLMC	AA+	4.00	02/01/25	3,785	3,907
FHLMC	AA+	4.00	11/01/33	95,285	98,365
FHLMC	AA+	4.00	01/01/38	138,736	145,028
FHLMC	AA+	4.00	03/01/41	22,291	23,139
FHLMC	AA+	4.00	07/01/41	30,529	31,819
FHLMC	AA+	4.00	11/01/42	31,094	32,280
FHLMC	AA+	4.00	01/01/44	81,160	84,102
FHLMC	AA+	4.00	10/01/44	50,452	52,199
FHLMC	AA+	4.00	06/01/45	62,700	65,322
FHLMC	AA+	4.00	05/01/47	88,221	91,093
FHLMC	AA+	4.50	03/01/34	10,360	10,948
FHLMC	AA+	4.50	08/01/34	4,083	4,322
FHLMC	AA+	4.50	02/01/44	28,732	30,144
FHLMC	AA+	5.00	02/01/26	1,952	2,065
FHLMC	AA+	5.50	03/01/21	840	849
FHLMC	AA+	5.50	07/01/32	3,554	3,846
FHLMC	AA+	5.50	05/01/33	1,662	1,780
FHLMC	AA+	5.50	06/01/37	19,005	20,864
FHLMC	AA+	6.00	07/15/29	2,791	3,022
FHLMC	AA+	6.00	03/15/32	3,227	3,559
FHLMC ARM	AA+	3.90	03/01/37	660	689
FHLMC ARM	AA+	4.05	04/01/37	1,417	1,484
FHLMC ARM	AA+	4.11	04/01/37	1,162	1,217
FHLMC ARM	AA+	4.18	05/01/37	3,352	3,492
FHLMC ARM	AA+	4.89	02/01/36	4,787	5,018
FHLMC Strip	AA+	3.00	01/15/43	50,064	50,713
FNMA	AA+	2.68	12/01/26	75,000	74,341
FNMA	AA+	2.92	07/01/27	72,767	73,274
FNMA	AA+	3.00	09/01/33	63,321	64,077
FNMA	AA+	3.00	04/25/42	60,875	61,165

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

FNMA	AA+	3.00	12/01/42	53,983	53,526
FNMA	AA+	3.00	02/01/43	32,318	32,345
FNMA	AA+	3.00	03/01/43	27,050	27,071
FNMA	AA+	3.00	04/01/43	51,777	51,338
FNMA	AA+	3.00	09/01/43	88,682	88,755
FNMA	AA+	3.00	09/01/46	130,466	130,089
FNMA	AA+	3.50	03/25/28	48,635	49,918
FNMA	AA+	3.50	03/01/32	37,467	38,539
FNMA	AA+	3.50	09/01/32	52,016	53,505
FNMA	AA+	3.50	08/01/38	39,108	39,871
FNMA	AA+	3.50	10/01/41	34,969	35,748
FNMA	AA+	3.50	12/01/41	43,600	44,569
FNMA	AA+	3.50	04/01/42	47,215	48,253
FNMA	AA+	3.50	08/01/42	35,256	36,017
FNMA	AA+	3.50	10/01/42	36,961	37,759
FNMA	AA+	3.50	11/25/42	46,319	47,040
FNMA	AA+	3.50	12/01/42	95,422	97,482
FNMA	AA+	3.50	08/01/43	92,234	94,023
FNMA	AA+	3.50	08/01/43	85,760	87,560
FNMA	AA+	3.50	01/01/44	14,734	14,801
FNMA	AA+	3.50	08/25/44	45,812	46,778
FNMA	AA+	3.50	04/01/45	97,651	99,646
FNMA	AA+	3.50	04/01/45	131,579	134,572
FNMA	AA+	3.50	10/01/45	141,556	144,776
FNMA	AA+	3.50	11/01/46	73,216	74,654
FNMA	AA+	3.50	08/01/48	87,696	89,058
FNMA	AA+	3.53	01/01/26	100,000	105,078
FNMA	AA+	4.00	05/01/19	80	83
FNMA	AA+	4.00	07/25/26	64,761	68,236
FNMA	AA+	4.00	01/01/31	52,982	55,080
FNMA	AA+	4.00	11/01/40	26,133	27,108
FNMA	AA+	4.00	01/01/41	79,395	82,326
FNMA	AA+	4.00	05/01/41	23,870	24,734
FNMA	AA+	4.00	11/01/45	53,560	55,437
FNMA	AA+	4.00	02/01/47	432,195	447,342
FNMA	AA+	4.00	05/01/48	192,572	198,675
FNMA	AA+	4.00	07/01/56	213,101	220,389
FNMA	AA+	4.50	05/01/19	27	27
FNMA	AA+	4.50	05/01/30	8,411	8,788
FNMA	AA+	4.50	04/01/31	11,084	11,641
FNMA	AA+	4.50	08/01/33	4,317	4,560
FNMA	AA+	4.50	08/01/33	4,033	4,261
FNMA	AA+	4.50	09/01/33	11,030	11,655
FNMA	AA+	4.50	05/01/34	3,374	3,561
FNMA	AA+	4.50	06/01/34	4,885	5,136
FNMA	AA+	4.50	08/01/35	5,995	6,333
FNMA	AA+	4.50	12/01/35	5,335	5,636
FNMA	AA+	4.50	05/01/39	10,323	10,952
FNMA	AA+	4.50	05/01/39	16,626	17,662
FNMA	AA+	4.50	05/01/40	20,924	22,235
FNMA	AA+	4.50	10/01/40	144,680	152,965
FNMA	AA+	4.50	11/01/47	88,764	93,600
FNMA	AA+	4.50	11/01/47	41,558	43,494
FNMA	AA+	5.00	10/01/20	1,325	1,355
FNMA	AA+	5.00	06/01/33	7,624	8,203
FNMA	AA+	5.00	09/01/33	6,241	6,716
FNMA	AA+	5.00	10/01/33	8,444	9,116
FNMA	AA+	5.00	11/01/33	11,593	12,476
FNMA	AA+	5.00	03/01/34	1,886	2,029

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

FNMA	AA+	5.00	04/01/34	1,491	1,604
FNMA	AA+	5.00	04/01/34	2,993	3,227
FNMA	AA+	5.00	04/01/35	4,406	4,753
FNMA	AA+	5.00	06/01/35	2,472	2,658
FNMA	AA+	5.00	09/01/35	3,671	3,948
FNMA	AA+	5.00	11/25/35	11,172	12,171
FNMA	AA+	5.00	10/01/36	4,168	4,485
FNMA	AA+	5.00	05/01/39	11,497	12,395
FNMA	AA+	5.00	06/01/40	8,839	9,528
FNMA	AA+	5.50	09/01/19	105	105
FNMA	AA+	5.50	08/01/25	3,187	3,435
FNMA	AA+	5.50	01/01/27	1,542	1,645
FNMA	AA+	5.50	09/01/33	3,704	4,099
FNMA	AA+	5.50	10/01/33	10,018	11,047
FNMA	AA+	5.50	03/01/34	722	771
FNMA	AA+	5.50	03/01/34	2,675	2,959
FNMA	AA+	5.50	07/01/34	3,269	3,550
FNMA	AA+	5.50	09/01/34	9,366	10,076
FNMA	AA+	5.50	09/01/34	1,452	1,593
FNMA	AA+	5.50	09/01/34	9,348	10,099
FNMA	AA+	5.50	10/01/34	1,952	2,144
FNMA	AA+	5.50	02/01/35	3,519	3,867
FNMA	AA+	5.50	02/01/35	3,953	4,368
FNMA	AA+	5.50	04/01/35	4,169	4,490
FNMA	AA+	5.50	08/01/35	4,578	4,982
FNMA	AA+	5.50	11/01/35	5,409	5,921
FNMA	AA+	5.50	06/01/37	4,657	5,119
FNMA	AA+	5.50	11/01/38	704	747
FNMA	AA+	5.50	06/01/48	1,556	1,611
FNMA	AA+	6.00	04/01/23	2,004	2,160
FNMA	AA+	6.00	01/01/25	6,597	7,111
FNMA	AA+	6.00	03/01/28	3,137	3,381
FNMA	AA+	6.00	04/01/32	109	117
FNMA	AA+	6.00	05/01/32	715	790
FNMA	AA+	6.00	05/01/33	9,620	10,370
FNMA	AA+	6.00	09/01/34	4,701	5,125
FNMA	AA+	6.00	10/01/34	8,023	8,649
FNMA	AA+	6.00	12/01/36	3,338	3,681
FNMA	AA+	6.00	01/01/37	3,840	4,236
FNMA	AA+	6.00	05/01/37	552	579
FNMA	AA+	6.00	07/01/37	1,847	2,035
FNMA	AA+	6.00	08/01/37	2,279	2,493
FNMA	AA+	6.00	12/01/37	819	902
FNMA	AA+	6.00	10/25/44	11,909	13,344
FNMA	AA+	6.00	02/25/47	10,075	11,331
FNMA	AA+	6.00	12/25/49	6,479	7,269
FNMA	AA+	6.50	05/01/32	1,475	1,630
FNMA	AA+	6.50	05/01/32	291	322
FNMA	AA+	6.50	07/01/32	751	830
FNMA	AA+	6.50	07/01/34	2,988	3,300
FNMA	AA+	6.50	09/01/34	948	1,047
FNMA	AA+	6.50	09/01/36	779	871
FNMA	AA+	6.50	05/01/37	2,488	2,584
FNMA	AA+	6.50	09/01/37	1,116	1,233
FNMA	AA+	6.50	05/01/38	620	685
FNMA	AA+	7.00	04/01/32	773	864
FNMA	AA+	7.00	01/25/44	14,162	16,306
FNMA	AA+	7.50	06/01/31	222	250
FNMA	AA+	7.50	02/01/32	838	961

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

FNMA	AA+	7.50	06/01/32	190	224
FNMA	AA+	8.00	04/01/32	100	104
FNMA Strip	AA+	3.00	08/25/42	41,645	41,232
FRESB Multifamily Mortgage	AA+	3.16	11/25/27	70,889	71,451
FRESB Multifamily Mortgage	AA+	3.30	12/25/27	49,601	50,310
GNMA(2)	AA+	3.50	05/20/31	47,426	49,245
GNMA(2)	AA+	4.00	08/15/41	29,887	31,043
GNMA(2)	AA+	4.00	11/15/41	13,111	13,693
GNMA(2)	AA+	4.00	01/15/42	43,364	45,042
GNMA(2)	AA+	4.50	04/20/31	14,827	15,568
GNMA(2)	AA+	4.50	10/15/40	26,611	28,257
GNMA(2)	AA+	4.50	06/20/41	18,691	19,465
GNMA(2)	AA+	4.50	10/20/43	31,137	32,591
GNMA(2)	AA+	5.00	06/20/39	24,207	25,954
GNMA(2)	AA+	5.00	11/15/39	11,835	12,707
GNMA(2)	AA+	5.00	06/20/40	6,055	6,387
GNMA(2)	AA+	5.50	01/15/36	6,473	6,930
GNMA(2)	AA+	6.50	04/15/31	98	108
GNMA(2)	AA+	6.50	10/15/31	464	530
GNMA(2)	AA+	6.50	12/15/31	105	115
GNMA(2)	AA+	6.50	05/15/32	365	401
GNMA(2)	AA+	7.00	05/15/31	447	509
GNMA(2)	AA+	7.00	05/15/32	45	45
GNMA(2)	AA+	7.00	10/20/38	214	226
Vendee Mortgage Trust(2)	AA+	5.25	01/15/32	14,098	14,478

					5,793,684

CORPORATE DEBT (36.2%)
COMMUNICATION SERVICES (1.1%)
AT&T, Inc.	BBB	3.00	06/30/22	75,000	75,355
Omnicom Group, Inc.	BBB+	3.63	05/01/22	10,000	10,182
Omnicom Group, Inc.	BBB+	4.45	08/15/20	75,000	76,616
Viacom, Inc.	BBB-	3.25	03/15/23	50,000	49,842

					211,995

CONSUMER DISCRETIONARY (6.7%)
Advance Auto Parts, Inc.	BBB-	4.50	01/15/22	80,000	83,165
Amazon.com, Inc.	AA-	5.20	12/03/25	100,000	113,520
AutoZone, Inc.	BBB	4.00	11/15/20	50,000	50,610
Brinker International, Inc.	BB+	3.88	05/15/23	10,000	9,588
Dollar General Corp.	BBB	3.25	04/15/23	85,000	85,515
eBay, Inc.	BBB+	2.88	08/01/21	75,000	75,025
Expedia Group, Inc.	BBB	5.95	08/15/20	65,000	67,551
Family Dollar Stores, Inc.	BBB-	5.00	02/01/21	85,000	87,401
Gap, Inc.	BB+	5.95	04/12/21	75,000	78,036
Harman International Industries, Inc.	BBB+	4.15	05/15/25	75,000	77,225
Hyatt Hotels Corp.	BBB	5.38	08/15/21	65,000	67,971
Kohl’s Corp.	BBB-	3.25	02/01/23	30,000	29,836
Lowe’s Cos., Inc.	BBB+	3.12	04/15/22	75,000	75,719
Newell Brands, Inc.	BBB-	4.70	08/15/20	75,000	76,409
NVR, Inc.	BBB+	3.95	09/15/22	85,000	87,299
O’Reilly Automotive, Inc.	BBB	3.80	09/01/22	75,000	76,942
Tupperware Brands Corp.	BBB-	4.75	06/01/21	100,000	102,897
Wyndham Destinations, Inc.	BB-	3.90	03/01/23	85,000	83,395

					1,328,104

CONSUMER STAPLES (2.1%)
Church & Dwight Co., Inc.	BBB+	2.88	10/01/22	50,000	50,082
Edgewell Personal Care Co.	BB	4.70	05/19/21	75,000	76,313
Ingredion, Inc.	BBB	4.63	11/01/20	65,000	66,520
Kroger Co.	BBB	2.95	11/01/21	30,000	30,058
Molson Coors Brewing Co.	BBB-	3.50	05/01/22	95,000	96,251

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

Sysco Corp.	BBB+	2.60	06/12/22	55,000	54,570
Sysco Corp.	BBB+	3.75	10/01/25	50,000	51,200

					424,994

ENERGY (2.0%)
Cameron International Corp.	AA-	4.50	06/01/21	75,000	76,053
Energen Corp.	BB+	4.63	09/01/21	85,000	85,744
EQT Corp.	BBB	4.88	11/15/21	85,000	88,215
Marathon Petroleum Corp.	BBB	5.13	03/01/21	65,000	67,658
Rowan Cos., Inc.	B-	4.88	06/01/22	85,000	78,731

					396,401

FINANCIALS (7.4%)
Aflac, Inc.	A-	4.00	02/15/22	80,000	82,947
Alleghany Corp.	BBB+	5.63	09/15/20	75,000	77,741
Bank of America Corp.	BBB+	3.95	04/21/25	75,000	76,433
Block Financial LLC	BBB	5.25	10/01/25	50,000	51,837
Block Financial LLC	BBB	5.50	11/01/22	30,000	31,593
Capital One Financial Corp.	BBB	4.75	07/15/21	85,000	88,674
Fairfax U.S., Inc.†	BBB-	4.88	08/13/24	50,000	51,702
First Republic Bank	A-	2.38	06/17/19	85,000	84,916
First Tennessee Bank	BBBu	2.95	12/01/19	75,000	74,948
Genworth Hldgs., Inc.	B	7.20	02/15/21	50,000	48,250
Goldman Sachs Group, Inc.	BBB+	3.63	01/22/23	25,000	25,441
Hartford Financial Svcs.	BBB+	5.50	03/30/20	20,000	20,515
Lincoln National Corp.	A-	4.85	06/24/21	20,000	20,798
Markel Corp.	BBB	5.35	06/01/21	40,000	41,721
Marsh & McLennan Cos., Inc.	A-	4.80	07/15/21	75,000	77,998
Moody’s Corp.	BBB+	4.50	09/01/22	50,000	52,582
Moody’s Corp.	BBB+	5.50	09/01/20	20,000	20,752
Pacific LifeCorp.†	A-	6.00	02/10/20	15,000	15,324
Protective Life Corp.	A-	7.38	10/15/19	65,000	66,517
Prudential Financial, Inc.	A	4.50	11/16/21	20,000	20,874
Reinsurance Group of America, Inc.	A	5.00	06/01/21	75,000	78,064
Signet UK Finance PLC	BB	4.70	06/15/24	50,000	42,500
Stifel Financial Corp.	BBB-	4.25	07/18/24	50,000	51,491
Synchrony Financial	BBB-	3.70	08/04/26	50,000	47,146
Travelers Cos., Inc.	A	3.90	11/01/20	20,000	20,410
Unum Group	BBB	4.00	03/15/24	75,000	76,103
Voya Financial, Inc.	BBB	3.65	06/15/26	75,000	74,509
WR Berkley Corp.	BBB+	7.38	09/15/19	50,000	50,980

					1,472,766

HEALTH CARE (3.8%)
Agilent Technologies, Inc.	BBB+	5.00	07/15/20	85,000	87,339
Anthem, Inc.	A	4.35	08/15/20	50,000	51,018
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	85,000	87,388
Laboratory Corp. of America Hldgs.	BBB	3.75	08/23/22	85,000	86,919
Medco Health Solutions, Inc.	A-	4.13	09/15/20	80,000	81,391
Owens & Minor, Inc.	B	3.88	09/15/21	85,000	67,575
PerkinElmer, Inc.	BBB	5.00	11/15/21	85,000	89,052
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	85,000	86,294
Thermo Fisher Scientific, Inc.	BBB+	4.50	03/01/21	85,000	87,782
Zimmer Biomet Hldgs., Inc.	BBB	3.15	04/01/22	25,000	25,076

					749,834

INDUSTRIALS (1.1%)
Flowserve Corp.	BBB-	3.50	09/15/22	65,000	65,354
JB Hunt Transport Svsc., Inc.	BBB+	3.30	08/15/22	75,000	75,743
Southwest Airlines Co.	BBB+	2.75	11/06/19	85,000	84,920

					226,017

INFORMATION TECHNOLOGY (3.6%)
Adobe, Inc.	A	4.75	02/01/20	85,000	86,388

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

Applied Materials, Inc.	A-	3.90	10/01/25	100,000	105,223
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	85,000	87,939
Avnet, Inc.	BBB-	5.88	06/15/20	80,000	82,472
Fiserv, Inc.	BBB	4.75	06/15/21	85,000	88,212
Ingram Micro, Inc.	NR	5.00	08/10/22	25,000	24,829
Lam Research Corp.	BBB+	2.75	03/15/20	75,000	74,935
Symantec Corp.	BB+	4.20	09/15/20	85,000	86,285
Total System Svcs., Inc.	BBB-	3.75	06/01/23	85,000	86,325

					722,608

MATERIALS (4.2%)
Albemarle Corp.	BBB	4.50	12/15/20	85,000	86,748
Carpenter Technology Corp.	BBB-	4.45	03/01/23	85,000	86,632
Domtar Corp.	BBB-	4.40	04/01/22	85,000	86,857
Eastman Chemical Co.	BBB	4.50	01/15/21	50,000	51,068
Freeport-McMoRan, Inc.	BB	3.55	03/01/22	85,000	84,044
Kinross Gold Corp.	BBB-	5.13	09/01/21	20,000	20,600
Methanex Corp.	BB+	3.25	12/15/19	85,000	84,947
Newmont Mining Corp.	BBB	3.50	03/15/22	85,000	86,200
Packaging Corp. of America	BBB	3.90	06/15/22	50,000	51,352
Packaging Corp. of America	BBB	4.50	11/01/23	30,000	31,717
Southern Copper Corp.	BBB+	3.50	11/08/22	85,000	85,681
Teck Resources Ltd.	BBB-	4.75	01/15/22	75,000	76,885

					832,731

REAL ESTATE (2.2%)
Boston Properties LP	A-	3.85	02/01/23	65,000	66,875
Government Properties Income Trust	BBB-	3.75	08/15/19	20,000	20,036
Healthcare Realty Trust, Inc.	BBB	3.75	04/15/23	85,000	85,593
Hospitality Properties Trust	BBB-	5.00	08/15/22	85,000	88,016
Jones Lang LaSalle, Inc.	BBB+	4.40	11/15/22	85,000	87,297
National Retail Properties, Inc.	BBB+	3.30	04/15/23	30,000	30,192
National Retail Properties, Inc.	BBB+	3.80	10/15/22	50,000	51,102
Welltower, Inc.	BBB+	3.75	03/15/23	10,000	10,261

					439,372

UTILITIES (2.0%)
Entergy Corp.	BBB	5.13	09/15/20	85,000	86,826
Exelon Corp.	BBB	5.15	12/01/20	50,000	51,551
Exelon Generation Co. LLC	BBB+	4.25	06/15/22	30,000	31,129
National Fuel Gas Co.	BBB	4.90	12/01/21	75,000	77,177
SCANA Corp.	BBB	4.13	02/01/22	85,000	86,070
Southern Co.	BBB+	3.25	07/01/26	50,000	49,059
Talen Energy Supply LLC†	B	6.50	09/15/24	30,000	24,000

					405,812

TOTAL CORPORATE DEBT					7,210,634

TOTAL LONG-TERM DEBT SECURITIES (Cost: $19,511,965) 98.8%					19,671,124

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.6%)
Citibank, New York Time Deposit		1.68	04/01/19	121,184	121,184

TOTAL TEMPORARY CASH INVESTMENT (Cost: $121,184) 0.6%					121,184

TOTAL INVESTMENTS (Cost: $19,633,149) 99.4%					19,792,308

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

OTHER NET ASSETS 0.6%	117,911

NET ASSETS 100.0%	$19,910,219

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

Abbreviations:	ARM = Adjustable Rate Mortgage
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
FRESB = Federal Home Loan Mortgage Corporation Multifamily Securitization Small Loan Balance
GNMA = Government National Mortgage Association
NR = Not Rated

* Non-income producing security.

** Ratings as per Standard & Poor’s Corporation (unaudited).

† Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, the aggregate values of these securities and their percentages of the respective Funds’ net assets were as follows:

Fund	Aggregate Market Value	Percentage of Net Assets

EQUITY INDEX FUND	$1,798,265	3.7%
BOND FUND	$91,026	0.5%

†† Level 3 Security.

(1)

This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts. Information on futures contracts outstanding in the Funds as of March 31, 2019, was as follows:

Fund	Number of Contracts	Contract Type	Purchased (P) or Sold (S)	Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)(a)	Face Value of Futures as a % of Total Investments

ALL AMERICA FUND	1	E-mini S&P 500 Stock Index	P	June 2019	$141,890	$4,285	1.8%
EQUITY INDEX FUND	15	E-mini S&P 500 Stock Index	P	June 2019	$2,128,350	$64,275	4.4%
MID-CAP EQUITY INDEX FUND	8	E-mini S&P MidCap 400 Stock Index	P	June 2019	$1,520,800	$29,120	6.1%
(a)	Includes the cumulative appreciation(depreciation) of futures contracts.

(2)	U.S. Government guaranteed security.

(3)	Percentage is less than 0.05%.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

NOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

Fair Value—The Investment Company values its investments at fair value. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities.
•	Level 2 – other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of March 31, 2019, management determined that the fair value inputs for all equity securities were considered Level 1, with the exception of two securities in the All America, Small Cap Value and Small Cap Growth Funds (see Note b below) which were considered Level 3. In addition, non-registered securities under Rule 144A of the Securities Act of 1933 were considered Level 2. Furthermore, certain Rule 144A securities not actively traded are considered Level 3; however, there were no such 144A securities as of March 31, 2019. Fair value inputs for all debt securities were considered Level 2. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers between levels are reflected based on the fair value at the beginning of a reporting period.

The following is a summary of the inputs used to value the Funds’ investments and other financial instruments as of March 31, 2019:

Fund	Level 1 – Quoted Prices	Level 2 – Significiant Observable Inputs	Level 3 – Significiant Unobservable Inputs			Total
Investments at Fair Value:
(See Portfolios of Investments for More Details)
All America Fund
Common Stock - Indexed	$4,603,116	-	-			$4,603,116
Common Stock - Active	2,982,404	-	8,550	(b)		2,990,954
Short-Term Debt Securities - Indexed	-	$49,853	-			$49,853
Temporary Cash Investment	-	$215,986	-			$215,986
	$7,585,520	$265,839	$8,550			$7,859,909

Equity Index Fund
Common Stock	$46,344,921	-	-			$46,344,921
Short-Term Debt Securities	-	$2,047,528	-			$2,047,528
Temporary Cash Investment	-	$54,966	-			$54,966
	$46,344,921	$2,102,494	-			$48,447,415

Mid-Cap Equity Index Fund
Common Stock	$23,606,791	-	-			$23,606,791
Short-Term Debt Securities	-	$1,198,418	-			$1,198,418
Temporary Cash Investment	-	$314,193	-			$314,193
	$23,606,791	$1,512,611	-			$25,119,402

Small Cap Value Fund
Common Stock	$10,160,560	-	$76,700	(b	)	$10,237,260
Short-Term Debt Securities	-	$399,178	-			$399,178
Temporary Cash Investment	-	$56,116	-			$56,116
	$10,160,560	$455,294	$76,700			$10,692,554

Small Cap Growth Fund
Common Stock	$8,250,062	-	-	(b	)	$8,250,062
Temporary Cash Investment	-	$296,567	-			$296,567
	$8,250,062	$296,567	-			$8,546,629

Bond Fund
U.S. Government Debt	-	$6,666,806	-			$6,666,806
U.S. Government Agency Residential Mortgage-Backed Obligations	-	$5,793,684	-			$5,793,684
Long-Term Corporate Debt	-	$7,210,634	-			$7,210,634
Temporary Cash Investment	-	$121,184	-			$121,184
	-	$19,792,308	-			$19,792,308
Other Financial Instruments:*
All America Fund	$4,285	-	-			$4,285
Equity Index Fund	$64,275	-	-			$64,275
Mid-Cap Equity Index Fund	$29,120	-	-			$29,120

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

(b) Includes securities fair valued using methods determined in good faith by the Adviser and reviewed by the Investment Company Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

	Fair Value Measurement Using Significant Unobservable Inputs (Level 3) for the Three Months Ended March 31, 2019
	Balance December 31, 2018 (c)	Change in Unrealized Gains (Losses)	Transfers Into Level 3	Transfers Out of Level 3	Sales 2019 (c)	Balance March 31, 2019 (c)	Net Change in Unrealized Gains/(Losses) of Level 3 Assets Held as of March 31, 2019
All America Fund - Active Common Stock	$8,550	-	-	-	-	$8,550	$948
Small Cap Value Fund - Common Stock	$76,700	-	-	-	-	$76,700	$8,172
Small Cap Growth Fund - Common Stock	-	-	-	-	-	-	-

(c) Includes securities fair valued using methods determined in good faith by the Adviser and reviewed by the Investment Company Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

Security Valuation — Investment securities are carried at fair value as follows:

The Funds’ investments are fair valued as of the close of trading on the New York Stock Exchange (“Exchange”) on each day the Exchange is open for trading. The Exchange usually closes at 4:00 pm Eastern Time but sometimes closes earlier.

Exchange-traded equity securities are valued at the last reported sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer supplied valuations to derive a valuation.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the price provided by the pricing source is not based on a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

The Advisor uses a market approach to calculate fair value for equity securities which are categorized as Level 3. The Adviser’s valuation is primarily based on information regarding the specific equity issuer, such as the last trade price, financial statements, the relationship of per-share book value to the last trade price, operating information and any corporate actions, such as dividends or returns of capital, that may have occurred since the last trade. The Adviser also considers industry-specific conditions and overall market conditions, to determine whether the last trade price reflects fair value or needs to be adjusted. Generally, absent any significant contrary indications, the last trade price will be used to calculate fair value.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gain and loss on the sale of short and long-term debt securities is computed on the basis of amortized cost at the time of sale. Realized gain and loss on the sale of equity securities is based on the identified cost basis of the security determined on a first-in, first-out (“FIFO”) basis.

Futures Contracts—The Equity Index Fund, Mid-Cap Equity Index Fund and a portion of the All America Fund each maintain indexed assets portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds purchase stock index futures contracts. These purchases of futures contracts allow the funds to invest available cash to attempt to efficiently and cost effectively keep the funds fully invested on a daily basis in an attempt to minimize deviation from the performance of the indices. An initial cash margin deposit (represented by cash or Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized appreciation or depreciation by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized appreciation or depreciation on the contract is included in Net Unrealized Appreciation (Depreciation) of Investments and Futures Contracts in the Components of Net Assets section of the Statements of Assets and Liabilities.

Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized appreciation or depreciation are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or depreciation of futures contracts is recorded in the Statements of Operations. When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statements of Operations, equal to the net variation margin received or paid over the period the contract was outstanding. The “Underlying Face Amount at Value” (appearing in the “Footnotes to the Portfolios of Investments in Securities”), representing the aggregate of outstanding contractual amounts under futures contracts, reflects the extent of a Fund’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The following table presents the financial statement impacts resulting from the funds’ use of futures contracts at their fair values as of March 31, 2019 and for the three months ended March 31, 2019:

Derivatives not accounted for as hedging instruments	Risk Type	Locations on Statements of Assets and Liabilities	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund
Futures Contracts	Equity	Net unrealized appreciation (depreciation) of investments and futures contracts	$4,285	$64,275	$29,120

Derivatives not accounted for as hedging instruments	Risk Type	Locations on Statements of Operations	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund
		Net realized gain (loss) on
Futures Contracts	Equity	Futures contracts	$4,885	$104,646	$123,612
		Change in net unrealized appreciation (depreciation) of
Futures Contracts	Equity	Futures contracts	$11,475	$200,885	$128,420

Warrants — A warrant is an option to purchase common stock of an issuer and is issued in conjunction with another security, such as a debt obligation. A warrant specifies the price at which the holder may purchase shares of common stock and usually expires after a period of time. A warrant holder generally may pay cash for the common stock to be purchased or may surrender the principal amount of the related debt security the warrant holder owns equal to the purchase price for the stock. The common stock underlying a warrant may not increase in value after the date the warrant was issued, or may not increase up to the warrant exercise price. In this case, the warrant generally would have little value and could expire unexercised.

Tax Information—The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at March 31, 2019 for each of the Funds were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Unrealized Appreciation	$1,030,827	$14,836,197	$5,457,602	$1,821,805
Unrealized Depreciation	(314,932)	(1,960,641)	(1,747,926)	(879,793)

Net	$715,895	$12,875,556	$3,709,676	$942,012

Tax Cost of Investments	$7,144,014	$35,571,859	$21,409,726	$9,750,542

	Small Cap Growth Fund	Bond Fund
Unrealized Appreciation	$1,631,103	$283,380
Unrealized Depreciation	(554,172)	(121,930)

Net	$1,076,931	$161,450

Tax Cost of Investments	$7,469,698	$19,630,858

Differences in basis between amounts reflected in the Portfolio of Investments in Securities and those computed for Federal income tax purposes arise from the Federal income tax treatment of wash sales, futures contracts, and other tax-related adjustments.